As filed with the Securities and Exchange Commission on April 16, 2004

                                                      Registration Nos. 33-47507
                                                                        811-6652

 -------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |X|

                        Pre-Effective Amendment No.                     |_|


                      Post-Effective Amendment No. 29                   |X|


                                    and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   |X|


                             Amendment No. 31                           |X|


                         -------------------------------

                          JULIUS BAER INVESTMENT FUNDS
               (Exact Name of Registrant as Specified in Charter)

                  330 Madison Avenue, New York, New York 10017
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 (212) 297-3600

                                Michael K. Quain
                      President and Chief Executive Officer
               c/o Bank Julius Baer & Co. Ltd., (New York Branch)
                               330 Madison Avenue
                            New York, New York 10017
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

|_|   immediately upon filing pursuant to paragraph (b)
|_|   on pursuant to paragraph (b)
|X|   60 days after filing pursuant to paragraph (a)(i)
|_|   on (date) pursuant to paragraph (a)(i)
|_|   75 days after filing pursuant to paragraph (a)(i)
|_|   on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Title of Securities Being Registered:

--------------------------------------------------------------------------------

                             +JULIUS BAER INVESTMENT
                                      FUNDS



                                                                      PROSPECTUS
                                                                  JUNE [ ], 2004





                  JULIUS BAER GLOBAL OPPORTUNISTIC EQUITY FUND







NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    CONTENTS

                                                 THE FUND                   PAGE
WHAT EVERY INVESTOR                    JULIUS BAER INVESTMENT FUNDS
SHOULD KNOW ABOUT                        RISK/RETURN SUMMARIES
THE FUND                                   Introduction

                                           Global Opportunistic Equity Fund
                                             Goal
                                             Strategies
                                             Key Risks
                                             Performance
                                             Fees and Expenses

                                         INVESTMENT STRATEGIES AND RISKS
                                           Global Opportunistic Equity Fund
                                           General
                                         THE FUND'S MANAGEMENT

INFORMATION FOR                      YOUR INVESTMENT
MANAGING YOUR                            INVESTING IN THE FUND
FUND ACCOUNT                               Opening an Account
                                           Pricing of Fund Shares
                                           Purchasing Your Shares
                                           Selling Your Shares
                                           Distribution and Shareholder
                                             Servicing Plans-Class A Shares
                                         DISTRIBUTIONS AND TAXES
                                           Distributions
                                           Tax Information



WHERE TO FIND MORE INFORMATION       FOR MORE INFORMATION
ABOUT JULIUS BAER INVESTMENT FUNDS        BACK COVER

                          JULIUS BAER INVESTMENT FUNDS

                               RISK/RETURN SUMMARY

INTRODUCTION

Julius Baer Investment Funds (the "Trust") currently offers four funds, one of which, the Julius Baer Global Opportunistic Equity Fund (the "Fund") is described in this Prospectus. The Fund currently offers two separate classes of shares: Class A shares and Class I shares. Julius Baer Investment Management Inc. ("JBIMI" or the "Adviser") is the investment adviser to the Fund.

INVESTMENTS, RISKS, PERFORMANCE AND FEES

The following information is only a summary of important information that you should know about the Fund. More detailed information is included elsewhere in this Prospectus and in the Statement of Additional Information (SAI) and should be read in addition to this summary.

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund's share price will fluctuate and you may lose money on your investment.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

INVESTMENT GOAL

The  Fund  seeks  to  maximize  total  return,   principally   through   capital
appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (including borrowings for investment purposes) in a diversified portfolio of equity securities of issuers located throughout the world. The Adviser manages the Fund using a core approach and is not constrained by a particular investment tilt (i.e. it may invest in "growth" or "value" securities). The Fund has a bias toward large capitalization companies, but may occasionally invest in small or mid size capitalization companies. The Fund focuses on countries with developed markets, but may also invest a portion of its assets in securities of issuers located in developing countries, often referred to as emerging markets. The Fund invests in securities denominated in the currencies of a variety of countries, including the U.S. dollar.


The Adviser selects stocks using a fundamental approach adjusted for factors specific to each region. In developed markets (such as the United States, Western Europe, and certain Dollar bloc countries including Australia, New
Zealand, and Canada) the stock selection process is primarily bottom-up. The Adviser concentrates on company factors such as balance sheet metrics and industry factors such as the performance of particular industries in similar macroeconomic environments and relative to the broader economy. The Adviser believes that most investment return in developed markets comes from sound, company specific fundamental research. In emerging markets, the Adviser uses a top-down selection process, focusing on the macroeconomic, liquidity and geopolitical factors of the particular area. The Adviser determines the Fund's exposure to Japan using a combination of bottom-up and top-down analysis. Bottom-up analysis is used to determine specific investments within Japan, but top-down analysis is essential to the determination of country exposure.


The Fund may also invest in debt securities of U.S. issuers.

From time to time, the Fund may use derivatives for hedging purposes and speculatively, to remain fully invested, to maintain liquidity, or to increase total return.

THE KEY RISKS

You could lose money on your investment in the Fund, or the Fund could return less than other investments. The main risks of investing in the Fund are listed below.

   o Market Risk: the possibility that the Fund's investments in equity securities will lose value because of declines in the stock market, regardless of how well the companies in which the Fund invests perform. This risk also includes the risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or fail to increase. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for companies in developing industries, which tend to be more vulnerable to adverse developments.

   o Foreign Investment Risk: the possibility that the Fund's investments in foreign securities will lose value because of currency exchange rate fluctuations, price volatility that may exceed the volatility of U.S. securities, uncertain political conditions, lack of timely and reliable financial information and other factors. These risks are increased for investments in emerging markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability. These securities markets may be less developed. These countries are also more likely to experience high levels of inflation, devaluation or currency devaluations, which could hurt their economic and securities markets.

   o Derivatives Risk: the primary risk with many derivative instruments is that their use may amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. Use of derivatives for non-hedging purposes is considered a speculative practice and involves greater risks. More information regarding other risks of derivative instruments is found below under Risks of Investing in the Fund

Further information about these and other risks is provided in the section, INVESTMENT STRATEGIES AND RISKS-RISKS OF INVESTING IN THE FUND

THE FUND'S PERFORMANCE

The Fund had not yet commenced operations as of the date of this Prospectus. Since the Fund does not have a full year of operations, performance results have not been provided.

THE FUND'S FEES AND EXPENSES

THE TABLE BELOW DESCRIBES THE ESTIMATED FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES
 (FEES PAID DIRECTLY FROM YOUR INVESTMENT)     CLASS A SHARES     CLASS I SHARES

Redemption Fee(1) (as a percentage of amount
  redeemed, if applicable)                           2.00%             2.00%
                                                    ------            ------

ANNUAL FUND OPERATING EXPENSES(2) (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)            CLASS A SHARES     CLASS I SHARES
Management Fees                                     XX%               XX%
                                                    ---               ---
Distribution and/or Service (12b-1) Fees             0.25%            none
                                                    ------
Other Expenses(2)                                   XX%               XX%
                                                    ---               ---
Total Annual Fund Operating Expenses                XX%               XX%
                                                    ---               ---
Expense Reimbursement(3)                            XX%               XX%
                                                    ---               ---
Net Expenses                                        XX%               XX%
                                                    --                --

(1) If you purchase shares and then redeem those shares within 90 days, you will pay a redemption fee of 2.0% of the amount redeemed. The Fund may waive the redemption fee for certain accounts (see "Redemption Fee"). For all redemptions, if you sell shares and request your money by wire transfer, the Fund reserves the right to impose a $12.00 fee. Your bank may also charge you a fee for receiving wires.

(2)  Other expenses are based on estimated amounts for the current fiscal year.


(3) The Adviser has contractually agreed to reimburse certain expenses of the Fund through July 31, 2005, so that the net annual operating expenses of the Fund based on average net assets are limited to [ ]% and [ ]% of the Class A and Class I shares, respectively (the "Expense Limit"). . This arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay the Adviser for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the Expense Limit. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.


EXAMPLE OF EFFECT OF THE FUND'S OPERATING EXPENSES


The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. While your return may vary, the Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that the effect of the contractual expense limitation arrangement between the Adviser and the Fund is only taken into account for the 1-year period and the first year of the 3-year period, as it will expire unless renewed by the Adviser and the Fund.


Although your actual returns and expenses may be higher or lower, based on these assumptions your costs would be:

                             CLASS A SHARES          CLASS I SHARES
                             --------------          --------------
      1 Year                   $                       $
      3 Years                  $                       $
      5 Years                  $                       $
      10 Years

                         INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are summarized above in the section entitled "Risk/Return Summary." A more complete description of the Fund's investments and strategies and their associated risks is provided below. The Fund may also invest in other securities and are subject to further restrictions and risks that are described in the SAI.

THE FUND'S INVESTMENT GOAL

The  Fund  seeks  to  maximize  total  return,   principally   through   capital
appreciation.

THE FUND'S INVESTMENT STRATEGIES

The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks, preferred stocks and convertible securities of domestic and foreign issuers of all sizes.

The Fund invests in securities denominated in the currencies of a variety of countries. In an effort to protect the Fund against a decline in the value of portfolio securities, in U.S. dollar terms, due to fluctuations in currency exchange rates, the Adviser may enter into currency hedges, which may decrease or offset losses from such fluctuations.

The Fund may invest in depository receipts. These are typically issued by a bank or trust company and represent the ownership of underlying securities that are issued by a foreign company and held by the bank or trust company. The Fund may hold American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and Eurpoean Depository Receipts ("EDRs") issued by sponsored or unsponsored facilities. ADRs are usually issued by a U.S. bank or trust company and traded on a U.S. exchange. GDRs may be issued by institutions located anywhere in the world and traded in any securities market. EDRs are issued in Europe and used in bearer form in European markets.

Most of the purchases and sales made by the Fund will be made in the primary trading market for the particular security. The primary market is usually in the country in which the issuer has its main office.

When the Fund invests in fixed-income securities, it will limit such investments to securities of U.S. companies, the U.S. government and its agencies and instrumentalities, and money market instruments. The Fund may invest up to 10% of its total assets in below investment grade debt instruments, commonly known as "junk bonds."


The Fund may use derivative instruments, including futures, options, foreign currency futures, forward contracts and swaps. Derivative instruments are financial contracts, the value of which is based on an underlying security, a currency exchange rate, an interest rate or a market index. Futures contracts and forward contracts commit the parties to a transaction at a time in the future at a price determined when the transaction is initiated. Futures contracts differ from forward contracts in that they are traded through regulated exchanges and are "marked to market" daily. Forward contracts are the predominate means of hedging currency exposure. Options differ from forward and futures in that the buyer of the option has no obligation to perform under the contract. A swap is an agreement between two parties to exchange certain financial instruments or components of financial instruments. Parties may exchange streams of interest rate payments, principal denominated in two different currencies, or virtually any payment stream as agreed to by the parties. The Fund may use derivatives for hedging purposes and to remain fully invested, to maintain liquidity or to increase total return. Derivatives involve special risks, which are discussed below under RISKS OF INVESTING IN THE FUND.


The Fund may depart from its investment strategies by taking temporary defensive
positions  in  response  to  adverse  market,   economic,   political  or  other
conditions. During these times, the Fund may not achieve its investment goal.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment goal, which may involve higher brokerage commissions and other expenses, and may increase the amount of taxes payable by shareholders.

RISKS OF INVESTING IN THE FUND

Please refer to the SAI for a more complete description of these and other risks of investing in the Fund.

MARKET RISK. The Fund's investment in common stocks is subject to the risk that stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. Common stock prices tend to go up and down more than those of bonds. A company's stock performance can be adversely affected by many factors, including general financial market conditions and specific factors related to a particular company or industry. This risk is generally increased for small and mid-sized companies, or companies in developing industries, which tend to be more vulnerable to adverse developments.

INTEREST RATE RISK. The Fund's investment in debt securities is subject to the risk that the market value of the debt securities will decline because of rising interest rates. The prices of debt securities are generally linked to the prevailing market interest rates. In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security the greater its sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

CREDIT RISK. The Fund's investment in debt securities is subject to the risk that an issuer will fail to make timely payments of interest or principal. Securities rated in the lowest category of investment grade securities have some risky characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments.

     BELOW-INVESTMENT GRADE SECURITIES. Below-investment grade securities are sometimes referred to as junk bonds and are very risky with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of below-investment grade securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for below-investment grade securities has, in the past, had more frequent and larger price changes than the markets for other securities. Below-investment grade securities can also be more difficult to sell for good value.

INCOME RISK. The Fund's investment in debt securities is subject to the risk that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term bonds.

FOREIGN INVESTMENT RISK. The Fund's that invests in foreign securities is subject to risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, limited legal recourse and other considerations. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

     DEVELOPING COUNTRY RISK. Investments in a country that is still relatively underdeveloped involves exposure to economic structures that are generally less diverse and mature than in the U.S. and to political and legal systems which may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries.

     POLITICAL RISK. Political risk includes a greater potential for revolts, and the taking of assets by governments. For example, the Fund may invest in Eastern Europe and former states of the Soviet Union. These countries were under Communist systems that took control of private industry. This could occur again in this region or others in which the Fund may invest, in which case the Fund may lose all or part of its investment in that country's issuers.

DERIVATIVES RISK. Derivatives are used to limit risk in the Fund or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and presents even greater risk of loss when these instruments are leveraged.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. A fund has the greatest exposure to liquidity risk due to its investments in foreign securities, derivatives, and securities with substantial market and credit risk.


LEVERAGING RISK. Certain transactions may give rise to a form of leverage. Such transactions may include, among others, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the fund's securities. The use of derivatives may also crate leveraging risk. To limit such leveraging risk, the Fund observes asset segregation requirements to cover its obligations under derivative instruments.


                              THE FUND'S MANAGEMENT

INVESTMENT ADVISER


Julius Baer Investment Management Inc. ("JBIMI" or "Adviser"), located at 330 Madison Avenue, New York, NY 10017, manages the Fund. The Adviser is responsible for running all of the operations of the Fund, except for those that are subcontracted to the custodian, transfer agent, distributor and administrator. The Adviser, a registered investment adviser since 1983, is a wholly owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at 330 Madison Avenue, New York, NY, 10017, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland. As of December 31, 2003, JBIMI had assets under management of approximately $[ ] billion, including [ ] billion of investment company assets.


Under the advisory agreements, the Fund pays the Adviser a fee of [ ]% of the average daily net assets of the Fund for providing investment advisory services. The Adviser has currently agreed to reimburse the Fund for expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the annual rate of [ ]% and [ ]% of the average daily net assets of the Class A shares and Class I shares, respectively. Under certain circumstances, the Adviser may recapture any amounts reimbursed.


Please refer to the Fees and Expenses table in the Risk/Return Summary section of this Prospectus for more information regarding the expense limitation of the Fund.

PORTFOLIO MANAGEMENT OF THE FUND


Brett Gallagher and Rudolph-Riad Younes are Co-Portfolio Managers of the Fund. Mr. Gallagher has been First Vice President and Deputy Chief Investment Officer of JBIM since January 1999. Mr. Younes, CFA, has been Senior Vice President and Head of International Equity of JBIM since August 2000 and has served in those capacities with the Julius Baer Group since September 1993. He has co-managed the Julius Baer International Equity Fund since 1995. Richard Pell is responsible for overseeing portfolio investments. Mr. Pell has been Senior Vice President and Chief Investment Officer of JBIM since 2000 and with the Julius Baer Group since 1995. He has co-managed the Julius Baer Global Income Fund since 1998 and the Julius Baer International Equity Fund since 1995.


                              INVESTING IN THE FUND

OPENING AN ACCOUNT


     To invest in the Fund, you must first complete and sign an account application. A copy of the application is included with this Prospectus. You can also obtain an account application by calling [ ] or by writing to the Fund's transfer agent at: [ [WILL UPDATE] ]


Completed and signed account applications may be mailed to the transfer agent at the above address.

You can also invest in the Fund through your broker. If your broker does not have a relationship with [to be provided], Inc., the Fund's distributor (Distributor), you may be charged a transaction fee. If the broker does not have a selling group agreement, the broker would need to enter into one before making purchases for its clients.

> INVESTOR ALERT: The Fund may choose to refuse any purchase order.

RETIREMENT PLANS. For information about investing in the Fund through a tax-deferred retirement plan, such as an Individual Retirement Account (IRA), self-employed retirement plan (H.R.10), a Simplified Employee Pension IRA (SEP-IRA) or a profit sharing and money purchase plan, an investor should telephone the distributor at [] or write to the distributor at the address shown above.

> INVESTOR ALERT: You should consult your tax adviser about the establishment of retirement plans.

PRICING OF FUND SHARES


The Fund's share price, also called net asset value ("NAV"), is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange ("NYSE") is open. The Fund calculates the NAV per share, generally using market prices, by dividing the total value of the Fund's net assets by the number of the shares outstanding. NAV is calculated separately for each Class. Shares are purchased or sold at the next offering price determined after your purchase or sale order is received in good order by the Fund or its authorized agent. A request is in good order when the Fund or its authorized agent has received a completed application or appropriate instruction along with the intended investment, and any other required documentation in accordance with the Fund's or its authorized agent's procedures. The offering price is the NAV.


The Fund may purchase securities that are primarily listed on foreign exchanges that, due to time zone differences and non-universal holidays, trade on weekends or on other days when the Fund does not price its shares. Therefore, the value of the securities held by the Fund may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

The Fund's investments are valued based on market value or, if no market value is available, based on fair value as determined through methods approved by the Board of Trustees (the "Board"). All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values. Some specific pricing strategies follow:

   o All short-term dollar-denominated investments that mature in 60 days or less are valued on the basis of amortized cost which the Board has determined represents fair value;

   o Securities mainly traded on a U.S. exchange are valued at the last sale price on that exchange or, if no sales occurred during the day, at the mean of the current quoted bid and asked prices; and


   o Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if a determination is made that an event that is so significant that it may materially affect the value of the Fund's securities (such as changes in U.S. stock market prices or other financial indicators) occurs after the time the value was determined, the Board or its delegate might adjust the previous closing price to reflect what it believes to be the fair market value as of the Fund's valuation time. This may cause the value of the security on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. The Fund may fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.


PURCHASING YOUR SHARES

You should read this Prospectus carefully and then determine how much you want to invest and which class of shares you should purchase. Check below to find the minimum investment amount required as well as to learn about the various ways you can purchase your shares.

SHARE CLASSES

The Fund offers two classes of shares: Class A and Class I. The classes receive different services and pay different fees and expenses. Class A shares pay a Rule 12b-1 distribution fee and a shareholder service fee. Class I shares do not pay these fees.

Class I shares are offered primarily for direct investment by institutional investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, trusts, banks, brokers, companies and high net worth individuals. Class I shares may also be offered through certain financial intermediaries that charge their customers transaction or other fees with respect to their customers' investments in the Fund.

INVESTMENT MINIMUMS
                                                    CLASS A           CLASS I

                                            INITIAL     ADDITIONAL    INITIAL
TYPE OF INVESTMENT                         INVESTMENT   INVESTMENT   INVESTMENT


  Regular account                            $2,500       $1,000    $2,000,000*o
  Individual Retirement Account (IRA)        $100         $100      $2,000,000*o
  Tax deferred retirement plan other
     than an IRA                             $500         $500      $2,000,000*o
  "Black box programs" and disciplined       $25,000      $1,000    $2,000,000*o
     asset allocation platforms


* $250,000 for registered investment advisers purchasing through omnibus accounts. There is no minimum subsequent investment for Class I shares. Certain accounts may be aggregated at management's discretion.

o Certain related accounts may be aggregated at management's discretion for purposes of meeting the initial minimum investment.

You may purchase Class I shares only if you meet one of the above-stated criteria under "Share Classes" and you meet the mandatory monetary minimums set forth in the table. If you do not qualify to purchase Class I shares and you request to purchase Class I shares, your request will be treated as a purchase request for Class A shares or declined.

The following investors may purchase Class I shares with no minimum initial investment requirement: Trustees and officers of the Trust, the Bank Julius Baer Employees 401(k) Savings Plan and the Bank Julius Baer Co., Ltd. Retirement Plan. The Trust and the Distributor at their discretion may waive the minimum initial investment requirements for other categories of investors.

You can invest in Fund shares in the following ways:

                     OPENING AN ACCOUNT               ADDING TO YOUR ACCOUNT

o THROUGH      o You can purchase shares          o You may add to an account
  A BROKER     through a broker that has a        established through any broker
               relationship with the              either by contacting your
               Distributor.                       broker or directly through the
                                                  transfer agent by using one of
                                                  the methods described below.


               If you buy shares through a
               broker, the one of the methods
               described below. broker is
               responsible for forwarding your
               order to the transfer agent in
               a timely manner. If you place
               an order with a broker that has
               a relationship with the
               Distributor and/or the Fund by
               4:00 p.m.(Eastern time) on a
               day when the NYSE is open for
               regular trading, you will
               receive that day's price and be
               invested in the Fund on that
               day.




               o You may also be able to
               purchase shares through a
               broker that does not have a
               relationship with the
               Distributor. Orders from such a
               broker received by the transfer
               agent by 4:00 p.m. (Eastern
               time) on a day when the NYSE is
               open for regular trading will
               be effected that day. You may
               be charged a transaction fee by
               your broker.

o BY CHECK     o Please make your check (in      o Make your check (in U.S.
               U.S. dollars) payable to the      dollars) payable to the Julius
               Julius Baer Investment Funds or   Baer Investment Funds or the
               the Fund. The Fund does not       Fund. The Fund does not accept
               accept third party checks.        third party checks.

               o Send your check with the        o Write your account number,
               completed account application     Fund name and name of the class
               to:                               in which you are investing on
                                                 the check.


               [              ]                  Mail your check directly to the
                                                 Fund at the address shown at
                                                 the left.


               Attention: Julius Baer
               Investment Funds

               o Your application will be
               processed subject to your check
               clearing.

                      OPENING AN ACCOUNT             ADDING TO YOUR ACCOUNT


o BY WIRE      o First, telephone the transfer   o Refer to wire instructions
               agent at [              ] to      for opening an account.
               notify the transfer agent that
               a bank wire is being sent and     o If the transfer agent
               to receive an account number. A   receives the federal funds
               bank wire received by 4:00 p.m.   before the close of regular
               (Eastern time) on a day when      trading of the NYSE on a day
               the NYSE is open for regular      the NYSE is open for regular
               trading will be effected that     trading, your purchase of Fund
               day.                              shares will be effected as of
                                                 that day.


               o Transfer funds by wire to the
               following address: Boston Safe
               Deposit & Trust Company ABA
               011001234

               o Specify in the wire: (1) the
               name of the Fund, (2) the name
               of the class, (3) the account
               number, which the transfer
               agent assigned to you, and (4)
               your name.

o BY EXCHANGE  o First, you should follow the    o You may exchange your Fund
               procedures under "By Check" or    shares for the appropriate
               "By Wire" in order to get an      class of shares of another Fund
               account number for Fund(s),       of the Trust described in the
               which you do not currently own    Prospectus at its respective
               shares of, but which you desire   NAV.
               to exchange shares into.
                                                 o You should review the
               o You may exchange shares of      disclosure provided in this
               the Fund for the appropriate      Prospectus relating to another
               class of shares of another Fund   Fund of the Trust carefully
               of the Trust at its respective    before making an exchange of
               NAV.                              your Fund shares.

               o You should review the
               disclosure provided in this
               Prospectus relating to another
               Fund of the Trust carefully
               before making an exchange of
               your Fund shares.

                      OPENING AN ACCOUNT            ADDING TO YOUR ACCOUNT

o THROUGH      o You may invest in the Fund      o Please refer to directions
  RETIREMENT   through various Retirement        received through your
  PLANS        Plans. The Fund's shares are      employer's plan, the transfer
               designed for use with certain     agent or your financial
               types of tax qualified            adviser.
               retirement plans including
               defined benefit and defined
               contribution plans. Class I
               shares are not appropriate for
               IRA accounts other than IRA
               rollover accounts.

               o For further information about
               any of the plans, agreements,
               applications and annual fees,
               contact the transfer agent or
               your financial adviser.

MORE INFORMATION ABOUT EXCHANGES


A redemption fee of 2% of the amount redeemed will apply to shares exchanged for shares of another fund if the shares purchased are exchanged 90 days or less after they were purchased. Due to certain economies involved, each fund may waive the redemption fee for accounts opened pursuant to certain "black box programs" or disciplined asset allocation platforms that a financial institution has put in place where the investment decisions are made at the firm level. To qualify for the waiver, "black-box" and asset allocation accounts must be pre-approved by the funds' Distributor and reasonably believed not to engage in market timing activities. (See Market Timing, below.) Certain tax-advantaged retirement plans may also be subject to the waiver. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time.


     o SPECIAL TAX CONSIDERATION: For federal income tax purposes, an exchange of shares between funds is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

o AUTOMATIC INVESTMENT PLAN

You can pre-authorize monthly or quarterly investments of $100 or more in Class A shares of the Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate portion of an account application or separate forms to do this. Contact your broker or the Distributor for more information.

o PROCESSING ORGANIZATIONS

You may purchase shares of the Fund through a "Processing Organization," (for example, a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. The Fund have authorized certain Processing Organizations to accept purchase and sale orders on their behalf. Before investing in the Fund through a Processing Organization, you should read any materials provided by the Processing Organization in conjunction with this Prospectus.

When you purchase shares in this way, the Processing Organization may:

          o charge a fee for its services;

          o act as the shareholder of record of the shares;

          o set different minimum initial and additional investment requirements;

          o impose other charges and restrictions; and

          o designate intermediaries to accept purchase and sale orders on the Fund's behalf.

The Fund considers a purchase or sales order as received when an authorized Processing Organization, or its authorized designee, accepts the order in accordance with the Processing Organization's procedures. These orders will be priced based on the Fund's NAV determined after such order is accepted.

Shares held through a Processing Organization may be transferred into your name following procedures established by your Processing Organization and the Fund. Certain Processing Organizations may receive compensation from the Fund, the Adviser or their affiliates.

SELLING YOUR SHARES

You may sell some or all of your Fund shares on any day that the Fund calculates its NAV. If your request is accepted before the close of regular trading on the NYSE, you will receive a price based on that day's NAV for the shares your sell. Otherwise, the price you receive will be based on the NAV that is next calculated.

o    REDEMPTION FEE


A redemption fee of 2.0% of the value of the shares sold will be imposed on Class A shares and Class I shares redeemed 90 days or less after their date of purchase. The redemption fee is intended to limit short-term trading and to compensate the Fund for expenses directly related to that type of activity. The redemption fee will be paid to the Fund. Due to certain economies involved, the Fund may waive the redemption fee for accounts opened pursuant to certain "black box programs" or disciplined asset allocation platforms that a financial institution has put in place where the investment decisions are made at the firm level. To qualify for the waiver, "black-box" and asset allocation accounts must be pre-approved by the Fund's Distributor and reasonably believed not to engage in market timing activities. Certain tax-advantaged retirement plans may also be subject to the waiver. The Fund reserves the right to terminate or modify the terms of the redemption fee waiver at any time.


The Fund will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared to the earliest purchase date of shares of a particular Fund held in a shareholder's account. If this holding period is 90 days or less, the redemption fee will be assessed.

If your shares were purchased through a Processing Organization or an omnibus account, your Processing Organization or registered investment adviser is required to monitor the holding period applicable to your shares and to assess any applicable redemption fee.


o    MARKET TIMING

The Fund does not permit market timing. The Fund may restrict or refuse purchase orders and exchanges by market timers identified by the Fund or its agents. Market timing is defined as effecting frequent trades into or out of the Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser to invest assets, in an orderly, long term manner, which in turn, may adversely impact the performance of the Fund.

o The Fund attempts to identify investors who appear to engage in market timing and to take reasonable steps to deter such activity. Nevertheless, the Fund cannot always identify or reasonably detect market timing activity. The nature of the efforts undertaken and the resulting action by the Fund, depends, among other things, on the type of shareholder account. It is difficult for the Fund to detect market timing activity in omnibus accounts registered in the name of a financial intermediary or plan sponsor. If market timing is detected in an omnibus account, the Fund may request that the intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of market timing activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in market timing. To avoid these consequences, for retirement plans, the Fund generally will communicate with the intermediary or plan sponsor and request that the intermediary or plan sponsor take action to cause the market timing activity by that participant or participants to cease. If market timing activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

The identification of market timing involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Fund seek to discourage market timing (through the use of redemption fees, for example) cannot eliminate the possibility that market timing activity in the Fund will occur.


o    WIRE TRANSFER FEE

If you sell your shares and request your money by wire transfer, the Fund reserves the right to impose a $12.00 fee.

o BY TELEPHONE       o You can sell or exchange your shares over the  telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the Account Application form. To sell your Fund shares by telephone call [] between the hours of 9:00 a.m. and 4:00 p.m. (Eastern time) on a day when the NYSE is open for regular trading. You will be asked to:

                     o specify  the name of the Fund and  Class  from  which the sale is to be made;

                     o indicate  the  number of  shares  or dollar  amount to be sold;

                     o include your name as it exists on the Fund's records; and

                     o indicate your account number.

o BY MAIL            o To sell  your Fund  shares by mail you must  write to the transfer agent at:

                                                [ ]
                              Attention: Julius Baer Investment Funds

                     o specify  the name of the Fund and  Class  from  which the sale is to be made;

                     o indicate  the  number of  shares  or dollar  amount to be sold;

                     o include your name as it exists on the Fund's records;

                     o indicate your account number; and

                     o sign the  redemption  request  exactly  as the shares are registered.

>> INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner.

SIGNATURE GUARANTEES: Some circumstances (e.g., changing the bank account designated to receive sale proceeds) require that the request for the sale of shares have a signature guarantee. A signature guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public.

TELEPHONE SALES: If we receive your share sale request before 4:00 p.m. (Eastern time), on a day when the NYSE is open for regular trading, the sale of your shares will be processed that day. Otherwise it will occur on the next business day that the NYSE is open for regular trading.

Interruptions in telephone service could prevent you from selling your shares in this manner when you want to. When you have difficulty making telephone sales, you should mail (or send by overnight delivery) a written request for sale of your shares to the transfer agent.

In order to protect your investment assets, the transfer agent intends to only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and the Trust will not be liable for losses in those cases. The Trust has certain procedures to confirm that telephone instructions are genuine. If the Trust does not follow such procedures in a particular case it may be liable for any losses due to unauthorized or fraudulent instructions.

o LOW ACCOUNT BALANCES: The Fund may redeem your Class A shares if your account balance falls below $1,000 as a result of redemptions you have made, but not as a result of a reduction in value from changes in the value of the shares. The Fund may exchange your Class I shares for Class A shares of the same Fund if your account balance falls below the applicable minimum investment amount for Class I shares as a result of redemptions you have made. The Fund will let you know if your shares are about to be sold or exchanged and you will have 60 days to increase your account balance to more than the minimum to avoid the sale or exchange of your Fund shares.

>> SPECIAL CONSIDERATION: Involuntary redemptions may result in sale of your Fund shares at a loss or may result in taxable investment gains.

o RECEIVING SALE PROCEEDS: The transfer agent will forward the proceeds of your sale to you within seven days.

FUND SHARES PURCHASED BY CHECK: If you purchase Fund shares by personal check, the proceeds of a sale of those shares will not be sent to you until the check has cleared, which may take up to 10 days. If you need your money more quickly, you should purchase shares by federal funds, bank wire, or with a certified or cashier's check.

          >> It is possible that the payments of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances.

REDEMPTIONS IN-KIND: The Fund reserve the right to redeem your shares by giving you securities from the Fund's portfolios under certain circumstances, generally in connection with very large redemptions.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN--CLASS A SHARES

The Fund has adopted a distribution and service plan under Rule 12b-1 of the 1940 Act for its Class A shares. This plan allows the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to holders of Class A shares.

Under the plan, the Fund pays an annual fee of up to 0.25% of the average daily net assets of the Fund that are attributable to Class A shares. Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

                             DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Fund intends to distribute to its shareholders substantially all of its income and capital gains. Income dividends are declared and paid annually.Distributions of any capital gains earned by the Fund will be made at least annually.

When you open an account, you may specify on your application how you want to receive your distributions. If you later want to change your selection, you may either submit a written request to or call the Distributor at the address or telephone number shown on the back cover of this prospectus. If you do not indicate a choice on your application, we will automatically reinvest your dividends and distributions.

The Fund offers four investment options:

          o Reinvest dividends and capital gain distributions in additional shares of the Fund.

          o Pay dividends in cash, reinvest capital gain distributions in additional shares of the Fund.

          o Pay capital gain distributions in cash, reinvest dividends in additional shares of the Fund.

          o    Pay dividends and capital gain distributions in cash.

TAX INFORMATION

DISTRIBUTIONS: The Fund will make distributions that may be taxed as ordinary income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds its assets). The Fund's distributions may be subject to federal income tax whether you choose to reinvest such dividends in additional shares of the Fund or to receive cash.

Any dividend or distribution received by a shareholder on shares of the Fund shortly after the purchase of such shares will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution.

ORDINARY INCOME: Income and short-term capital gains distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares.

LONG-TERM CAPITAL GAINS: Long-term capital gains distributed to you are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares.

>> TAX ON SALE OF SHARES: Selling your shares may cause you to incur a taxable gain or loss.

STATEMENTS AND NOTICES: You will receive an annual statement outlining the tax status of your distributions. You will also receive written notices of certain foreign taxes paid by the Fund and certain distributions paid by the Fund during the prior tax year.

SPECIAL TAX CONSIDERATION: You should consult with your tax adviser to address your own tax situation.

RELATED PERFORMANCE OF JBIM

PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS. The Fund has substantially the same investment objective, policies and strategies as existing managed accounts that are advised by JBIMI. Listed below is "Composite performance" for the JBIMI with regard to all of these similarly managed accounts.
The composite performance is computed based upon essentially JBIMI's "average performance" with regard to such accounts. The composite performance information is based on a composite of all accounts of JBIMI having substantially similar investment objectives, policies and strategies as the Fund adjusted to give effect to the Fund's estimated annualized expenses (giving effect to any expense reimbursements) during its first fiscal year. The accounts included in the composite are not mutual funds registered under the 1940 Act, and therefore, these accounts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code. If such requirements were applicable to these accounts, the performance shown may have been lower.


This composite data is provided to illustrate the past performance of JBIMI in managing global equity mandates and should not be considered as an indication of future performance of the Fund or JBIMI. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the managed accounts and not those to be paid by the Fund. The performance figures were calculated in accordance with the standards for preparing and presenting investment adviser performance information formulated by the Association for Investment Management and Research ("AIMR"). This methodology differs from the Securities and Exchange Commission's standardized method that the Fund will use to calculate its own performance.

The performance figures below show the composite performance for the stated periods ended March 31, 2004, as well as a comparison with the performance of broad-based benchmark indices. The benchmark for the period January 1, 2003 through March 31, 2004, is the Morgan Stanley Capital International, Inc. ("MSCI") World Index. For prior periods, the composite performance is compared to returns of the Standard & Poor's 500 Composite Stock Price Index ("S&P'S 500") and the MSCI EAFE Index. as well as to a blended index which is comprised of 50% S&P 500 Index and 50% MSCI EAFE Index. The MSCI World Index is a market capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas,
Europe/Middle East, and Asia/Pacific Regions. The S&P 500 Index covers 500 industrial, utility, transport and financial companies of the U.S. markets. This is a capitalization weighted index calculated on a total return basis with dividends reinvested. The MSCI EAFE Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australia and the Far East.


----------------- -------------- -------------- -------------- -----------------

                                                                   Annualized
                                                                  Total Return
                    Annualized     Annualized     Annualized    Since Composite
                   Total Return   Total Return   Total Return      Inception
                     One Year      Five Years    Three Years        (7/1/95)
----------------- -------------- -------------- -------------- -----------------
    Composite
----------------- -------------- -------------- -------------- -----------------
  S&P 500 Index
----------------- -------------- -------------- -------------- -----------------
 MSCI EAFE Index
----------------- -------------- -------------- -------------- -----------------
  Blended Index
----------------- -------------- -------------- -------------- -----------------

                           FINANCIAL HIGHLIGHTS TABLE

Because the Fund is newly organized, it has no financial highlights to report.

For investors who want more information about the Fund, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund and is legally a part of this Prospectus.


You can get free copies of the SAI, request other information about the Fund, and receive answers to your questions about the Fund by contacting the transfer agent at:



The Securities and Exchange Commission (SEC) maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information about the Fund. You can also copy and review this information at the SEC's Public Reference Room in Washington, D.C., or you can obtain copies, upon payment of a duplicating fee, by writing to the Public Reference Room of the SEC, Washington, D.C. 20549-0102 or by electronic request at the following E-mail address: publicinfo@sec.gov. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090.

You may also obtain copies of the Prospectus, SAI and find more information about the Fund on the Internet at: http//www.us-funds.juliusbaer.com.


Investment Company Act file no. 811-6652

Julius Baer Investment Funds
Account Application
Please Print or Type

1.   ACCOUNT REGISTRATION

     Name(s) in which account is to be registered:

     Individual
               -----------------------------------------------------------------

     Social Security Number
                           -----------------------------------------------------

     Joint Owner
                ----------------------------------------------------------------
                          (If Joint Tenancy, use Social Security Number
                                 of first Joint Tenant shown.)

     OR Uniform Transfer to Minor:
                                  ----------------------------------------------
                                       Custodian Name (one custodian only)

Under the                         Uniform Transfer to Minors Act or similar act.
          -----------------------
                   State

Custodian for
             -------------------------------------------------------------------
                                  Minor's Name (one minor only)

Minor's Social Security Number
                              --------------------------------------------------

OR __ Trust __ Corporation __ Other
                                   ---------------------------------------------
                                                 (please specify)

     Trust/Corporate Name
                         -------------------------------------------------------

     Trust Date                Taxpayer Identification Number
                --------------                                ------------------

     Additional forms, such as a Corporate Resolution, may be required. Call 1-800-435-4659 for information.

2.   MAILING ADDRESS

     Address for reports and statements:

     Street Address                                          Apt.

     City                                     State          Zip Code

     Telephone Number
                     -----------------------------------------------------------

     Non Resident Alien:      __No __ Yes
                                          --------------------------------------

3.   FUND SELECTION AND INITIAL INVESTMENT

     With as little as $2,500, you can invest in the Julius Baer Investment Funds. Please be sure to read the current Prospectus carefully before investing or sending money. You may request an additional Prospectus by calling 1-800-435-4659. Allocate my investment as follows:

                                                       Investment Amount

     Julius Baer Global Opportunistic Equity Fund
     Class A shares ($2,500 minimum)               $
                                                    ----------------------------

     Julius Baer Global Opportunistic Equity Fund
     Class I shares ($2,000,000 minimum*)          $
                                                    ----------------------------

     Total Amount Invested:                        $
                                                    ----------------------------

     * $250,000 for registered investment advisers purchasing through omnibus accounts.

     __ By check (Payable to the Julius Baer Investment Funds or the funds in which you are investing.)

     __ By wire (Call 1-800-435-4659 for wire instructions.)

     _____________________ (Account number assigned by bank from which assets were wired.)

4.   DIVIDENDS AND CAPITAL GAINS

     (Check one - If none checked "A" will be assigned.)

     __A. Reinvest dividends and capital gains in additional Fund shares.

     __B. Pay dividends in cash, reinvest capital gains in additional Fund shares.

       C. Pay capital gains in cash, reinvest dividends in additional Fund shares.

     __D. Pay dividends and capital gains in cash.

5.   TELEPHONE EXCHANGES AND REDEMPTIONS

     Unless indicated below, I hereby authorize), Julius Baer Investment Funds' Transfer Agent, to accept and act upon telephone instructions regarding exchange and redemption transactions for my account(s).

     __I DO NOT want shares in my account(s) to be exchanged or redeemed by telephone.

     For more information, please refer to the current Prospectus.

6.   WIRE REDEMPTION PRIVILEGE (OPTIONAL)

__Wire redemptions permit proceeds of redemption requests initiated by telephone or letter to be transmitted via Fed Wire to Fed member banks.

Account of
          ----------------------------------------------------------------------
                                   Name(s) on account

Name of person(s) able to act on behalf of account
                                                  ------------------------------
                                               (i.e., corporation, spouse, etc.)

     Bank Name
              ------------------------------------------------------------------

     Bank Address                                                         Street
                 --------------------------------------------------------

                 City                              State        Zip Code

     Bank Account Number
                         -------------------------------------------------------
                                       (specify Checking or Savings)

     ABA Routing Number
                        --------------------------------------------------------

7.   AUTOMATIC INVESTMENT PLAN

     __ Please  send me the  necessary  authorization  form  for  the  Automatic
        Investment Plan, where my money can automatically be invested in my account on a regular basis.

8.   AUTHORIZATIONS, CERTIFICATIONS AND SIGNATURES

     AUTHORIZATION

     By signing this Application, I(we) certify that I(we) have full right, power, authority, and legal capacity to purchase shares of the Fund and affirm that I(we) have received a current Prospectus and agree to be bound by its terms and understand the investment objectives and policies stated therein and that all representations contained in this Application and any representations accompanying this Application pursuant to regulatory authority of any State are true.

     I(We) agree not to hold or Julius Baer Investment Funds responsible for acting under the powers I(we) have given them. I(We) also agree that all account registration information I(we) have given will remain the same unless I(we) tell otherwise in writing that includes a signature guarantee. I(We) also agree that this Application applies to any Julius Baer Investment Funds into which I(we) may exchange.

     Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC.

     TAXPAYER IDENTIFICATION

     I(We) certify under penalties of perjury that:

     (1)  the social security number or taxpayer  identification number shown in
          Part 1 is correct and may be used for any custodial or trust account opened for me(us) by Julius Baer Investment Funds, and

     (2) I(We) am(are) not subject to backup withholding because the Internal Revenue Service (IRS) (a) has not notified me(us) that I(we) am(are), as a result of failure to report all interest or dividends, or (b) has notified me(us) that I(we) am(are) no longer subject to backup withholding. The certifications in this paragraph are required from all non-exempt persons under the Federal income tax law.

     __ Check here if you are subject to backup withholding or have not received a notice from the IRS advising you that backup withholding has been terminated.

     AUTHORIZATION:

     Signature of Owner Date Title (if signing for corporation, trusts, etc.)

     Signature of Joint Owner Date Title (Secretary, Co-Trustee, etc.)

9.   FOR DEALER USE ONLY

     We hereby authorize the transfer agent to act as our agent in connection with transactions authorized by this Application.

     Dealer's Name
               -----------------------------------------------------------------

     Main Office Address - Street
                                 -----------------------------------------------

     City                               State            Zip Code
         -----------------------------       -----------         ---------------

     Representative's Name
                          ------------------------------------------------------

     Branch #
             -------------------------------------------------------------------

     Rep #
          ---------------------------------------------------------------------

     Branch Address - Street
                             ---------------------------------------------------

     City                               State            Zip Code
         -----------------------------       -----------         ---------------

     Telephone Number
                     -----------------------------------------------------------

     Authorized Signature of Dealer
                                   ---------------------------------------------

Title
     ---------------------------------------------------------------------------

                         Mail Completed Application to:
    Julius Baer Investment Funds, P.O. Box 6110, Indianapolis, IN 46206-6110

                          JULIUS BAER INVESTMENT FUNDS

                  Julius Baer Global Opportunistic Equity Fund


                       STATEMENT OF ADDITIONAL INFORMATION
                                  JUNE [], 2004


This Statement of Additional Information (SAI) is not a Prospectus, but it relates to and should be read in conjunction with the Prospectus Julius Baer Global Opportunistic Equity Fund (the "Fund") dated June [], 2004, as may be amended and supplemented from time to time.
You can get a free copy of the Prospectus for the Fund, request other information and discuss your questions about the Fund by contacting the Transfer Agent at:

[ ]
You can also obtain copies of the Prospectus and SAI from the Fund's website at http//www.us-funds.juliusbaer.com.


You can view the Fund's Prospectus at the Public Reference Room of the Securities and Exchange Commission (SEC).

You can get text-only copies:

                    For a fee by writing to or calling the Public Reference Room of the SEC, Washington, D.C. 20549-6009.
                    Telephone:  1-202-942-8090
                    E-mail address:  publicinfo@sec.gov
                    Free from the SEC's Internet website at http://www.sec.gov.

          [PAGE NUMBER TO BE REVISED AFTER ALL REVISIONS ARE FINALIZED]



CONTENTS                                                                    PAGE


The Trust and the Fund

Description of the Fund, Investments and Risks

Investment Strategies

Additional Information on Investment Practices

Investment Limitations

Management of the Trust

Capital Stock

Additional Purchase and Redemption Information

Additional Information Concerning Exchange Privilege

Additional Information Concerning Taxes

Independent Auditors

Counsel

Financial Statements

Appendix A - Description of Ratings

Appendix B - Proxy Voting Guidelines Summary

                             THE TRUST AND THE FUND

Julius Baer Investment Funds (the "Trust") offers four separate funds. This SAI relates to one of those funds, the Julius Baer Global Opportunistic Equity Fund (the "Fund"). The Fund currently offers Class A shares and Class I shares ("Classes").

The Trust was formed as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated April 30, 1992, and amended on June 22, 1992, September 16, 1993, January 1, 1995 and July 1, 1998 (the "Trust Agreement"). On July 1, 1998, the Trust changed its name from BJB Investment Funds to Julius Baer Investment Funds.

The Fund's Prospectus, dated June [ ], 2004, provides the basic information investors should know before investing in the Fund, and may be obtained without charge by calling [] (the "Transfer Agent"), at the telephone number listed on the cover. This SAI, which is not a prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. This SAI is not an offer of any Fund for which an investor has not received a Prospectus.

                 DESCRIPTION OF THE FUND, INVESTMENTS AND RISKS

CLASSIFICATION

The Trust is an open-end management investment company and the Fund is diversified.

PORTFOLIO INVESTMENTS


The Fund may invest in a wide variety of equity securities issued anywhere in the world, including the United States. The Fund currently contemplates that it will invest in securities denominated in the currencies of a variety of countries, including, but not limited to, Argentina, Australia, Brazil, Canada, Chile, China, Czech Republic, Denmark, Egypt, Hungary, Hong Kong, India, Israel, Japan, Korea, Malaysia, Mauritius, Mexico, New Zealand, Peru, Poland, Romania, Russia, Singapore, Slovak Republic, Slovenia, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Kingdom, the United States and Venezuela. The Fund may also invest in those countries denominated in the Euro. In order to seek to protect against a decline in value of the Fund's assets due to fluctuating currency rates, the Equity Fund may engage in certain hedging strategies, as described under "Investment Strategies" below.

                              INVESTMENT STRATEGIES

In attempting to achieve its investment objectives, the Fund may engage in a variety of investment strategies.

CONVERTIBLE SECURITIES AND BONDS WITH WARRANTS ATTACHED

The Fund may invest in fixed-income obligations convertible into equity securities, and bonds issued as a unit with warrants. Convertible securities, in which the Fund may invest, comprised of both convertible debt and convertible preferred stock, may be converted at either a stated price or at a stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to the underlying common stock. The Fund may hold in its portfolio any warrant acquired as a unit with bonds if the warrant begins to trade separately from the related bond. However, the Fund currently does not expect such warrants to represent more than 5% of the Fund's assets.

MONEY MARKET INVESTMENTS


The Fund may invest up to 20% of its total assets in short-term investment grade money market obligations. In addition, on occasion, the Adviser may deem it advisable to adopt a temporary defensive posture by investing a larger percentage of its assets in short-term money market obligations. These short-term instruments, which may be denominated in various currencies, consist of obligations of U.S. and foreign governments, their agencies or instrumentalities; obligations of foreign and U.S. banks; and commercial paper of corporations that, at the time of purchase, have a class of debt securities outstanding that is rated A-2 or higher by S&P or Prime-2 or higher by Moody's or is determined by the Adviser to be of equivalent quality. Any short-term obligation rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, the equivalent from another rating service or, if unrated, in the opinion of the Adviser determined to be an issue of comparable quality, will be a permitted investment. For temporary defensive purposes, including times of international political or economic uncertainty, the Fund could also invest without limit in securities denominated in U.S. dollars through investment in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (U.S. Government securities) (including repurchase agreements with respect to such securities).

CURRENCY, INTEREST RATE AND STOCK INDEX FUTURES CONTRACTS AND OPTIONS ON FUTURES


A foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified foreign currency at a specified price, date, time and place. Interest rate and stock-index futures contracts are standardized contracts traded on commodity exchanges involving an obligation to purchase or sell a predetermined amount of a debt or equity security at a fixed date and price. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. When deemed advisable by the Adviser, the Fund may enter into currency futures contracts, interest rate and stock-index futures contracts or related options that are traded on U.S. or foreign exchanges. Such investments will be made solely for the purpose of hedging against the effects of changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and market conditions and when the transactions are economically appropriate to the reduction of risks inherent in the management of the Fund and not for the purpose of speculation. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract always will be covered by cash and cash equivalents or other liquid assets set aside, plus accrued profits held at the Fund's custodian or at the commodity dealer.


CURRENCY EXCHANGE TRANSACTIONS AND OPTIONS ON FOREIGN CURRENCIES

The Fund may engage in currency exchange transactions and purchase put and call options on foreign currencies. The Fund will conduct its currency exchange transactions either on a spot (i.e., cash) basis at the rate prevailing in the currency exchange market or through entering into forward contracts to purchase or sell currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large U.S. or foreign commercial banks) and their customers. The Fund may enter into a forward contract in the following two circumstances:

     (1) When the Fund purchases a foreign currency denominated security for settlement in the near future, it may immediately purchase in the forward market the foreign currency needed to pay for and settle the transaction.

     (2) When the Adviser believes that the currency of a specific country may deteriorate against another currency, the Fund may enter into a forward contract to sell the less attractive currency and buy the more attractive one. The amount in question could be more or less than the value of the Fund's securities denominated in the less attractive currency. While such actions are intended to protect the Fund from adverse currency movements, there is a risk that the currency movements involved will not be properly anticipated. Use of this currency hedging technique may also be limited by management's need to protect the U.S. tax status of the Fund as regulated investment companies.

To support its obligation when the Fund enters into a forward contract to buy or sell currencies, the Fund will earmark or segregate cash or liquid securities having a value at least equal to its obligation or continue to own or have the right to sell or acquire, respectively, the currency subject to the forward contract.

An option on a foreign currency, which may be entered into on a U.S. or foreign exchange or in the over-the-counter market, gives the purchaser, in return for a premium, the right to sell, in the case of a put, and buy, in the case of a call, the underlying currency at a specified price during the term of the option.

The Fund may also invest in instruments offered by brokers that combine forward contracts, options and securities in order to reduce foreign currency exposure.

COVERED OPTION WRITING


The Fund may write options to generate current income or as hedges to reduce investment risk. The Fund may write, put and call options on up to 25% of the net asset value of the securities in its portfolio and will realize fees (referred to as "premiums") for granting the rights evidenced by the options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a put option written by the Fund has the right to compel the Fund to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period.


Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to the excess of the security's market value at the time of the option's exercise over the greater of (i) the Fund's acquisition cost of the security and (ii) the exercise price, less the premium received for writing the option.

The Fund will write only covered options or options on stock indices. Accordingly, whenever the Fund writes a call option it will continue to own or have the present right to acquire the underlying security for as long as it remains obligated as the writer of the option. To support its obligation to purchase the underlying security if a put option is exercised, the Fund will either (1) earmark or segregate cash or liquid securities having a value at least equal to the exercise price of the underlying securities or (2) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying security) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account).

The Fund may engage in a closing purchase transaction to realize a profit, to prevent an underlying security from being called or put or, in the case of a call option, to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the outstanding option's expiration). To affect a closing purchase transaction, the Fund would purchase, prior to the holder's exercise of an option that the Fund has written, an option of the same series as that on which the Fund desires to terminate its obligation. The obligation of the Fund under an option that it has written would be terminated by a closing purchase transaction, but the Fund would not be deemed to own an option as the result of the transaction. There can be no assurance that the Fund will be able to affect closing purchase transactions at a time when it wishes to do so. To facilitate closing purchase transactions, however, the Fund will write options only if a secondary market for the option exists on a recognized securities exchange or in the over-the-counter market. Option writing for the Fund may be limited by position and exercise limits established by securities exchanges and the National Association of Securities Dealers, Inc. (NASD). Furthermore, the Fund may, at times, have to limit its option writing in order to qualify as a regulated investment company under the Code. The Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedge position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by the Adviser. Successful use by the Fund of options will depend on the Adviser's ability to correctly predict movements in the direction of the security or currency underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

OPTIONS ON STOCK INDICES

The Fund may purchase and sell call and put options on stock indices. The Fund generally may sell options on stock indices for the purpose of increasing gross income and to protect the Fund against declines in the value of securities they own or increases in the value of securities to be acquired, although the Fund may also purchase put or call options on stock indices in order, respectively, to hedge its investments against a decline in value or to attempt to reduce the risk of missing a market or industry segment advance. The Fund's possible loss in either case will be limited to the premium paid for the option, plus related transaction costs.

In contrast to an option on a security, an option on a stock index provides the holder with the right but not the obligation to make or receive a cash settlement upon exercise of the option, rather than the right to purchase or sell a security. The amount of this settlement is equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a call) or is below (in the case of a put) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier."

PURCHASING PUT AND CALL OPTIONS ON SECURITIES

The Fund may purchase put and call options that are traded on foreign as well as U.S. exchanges and in the over-the-counter market. The Fund may utilize up to 2% of its assets to purchase put options on portfolio securities and may do so at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. The Fund may purchase call options on portfolio securities. Call options may be purchased by the Fund in order to acquire the underlying securities for the Fund at a price that avoids any additional cost that would result from a substantial increase in the market value of a security. The Fund also may purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security.

Prior to their expirations, put and call options may be sold in closing sale transactions (sales by the Fund, prior to the exercise of options that it has purchased, of options of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the option will expire worthless and the Fund will lose the premium paid for the option.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in securities of other investment companies to the extent permitted under the 1940 Act. Presently, under the 1940 Act, the Fund is permitted to hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the Fund's total assets and (c) when added to all other investment company securities held by the Fund, do not exceed 10% of the value of the Fund's total assets. Investors should note that investment by the Fund in the securities of other investment companies would involve the payment of duplicative fees (once with the Fund and again with the investment company in which the Fund invests).

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements on portfolio securities with member banks of the Federal Reserve System and certain non-bank dealers.
Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying security for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the underlying securities will at all times be at least equal to the total amount of the purchase obligation, including interest. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the retail price provided in the agreement, including interest.

In addition, although the Bankruptcy Code provides protection for most repurchase agreements, in the event that the other party to a repurchase agreement becomes bankrupt, the Fund may experience delay or be prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert this right. To evaluate this risk, the Adviser has been delegated responsibility by the Trust's Board of Trustees for monitoring the creditworthiness of those bank and non-bank dealers with which the Fund enter into repurchase agreements. A repurchase agreement is considered to be a loan under the 1940 Act. Under normal market conditions, the Fund may invest up to 20% of its total assets in repurchase agreements, although, for temporary defensive purposes, the Fund may invest in these agreements without limit.

WHEN-ISSUED SECURITIES AND DELAYED DELIVERY TRANSACTIONS


The Fund may utilize up to 20% of its total assets to purchase securities on a when-issued basis and purchase or sell securities on a delayed-delivery basis. In these transactions, payment for and delivery of the securities occurs beyond the regular settlement dates, normally within 30-45 days after the transaction. The Fund will not enter into a when-issued or delayed-delivery transaction for the purpose of leverage, although, to the extent the Fund is fully invested, these transactions will have the same effect on net asset value per share as leverage. The Fund may, however, sell the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive securities in a delayed-delivery transaction if its Adviser deems it advantageous to do so. The payment obligation and the interest rate that will be received in when-issued and delayed-delivery transactions are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The Fund will not accrue income with respect to a debt security it has purchased on a when-issued or delayed-delivery basis prior to its stated delivery date but will continue to accrue income on a delayed-delivery security it has sold. When-issued securities may include securities purchased on a "when, as and if issued" basis under which the issuance of the security depends on the occurrence of a subsequent event, such as approval of a merger, corporate reorganization or debt restructuring. The Fund will earmark or segregate cash or liquid securities in an amount equal to the amount of its when-issued and delayed-delivery purchase commitments, and will segregate the securities underlying commitments to sell securities for delayed delivery. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund's net assets.


RULE 144A SECURITIES AND SECTION 4(2) COMMERCIAL PAPER

The Fund may purchase securities that are not registered under the Securities Act of 1933, as amended (1933 Act), but that can be sold to "qualified institutional buyers" in accordance with the requirements stated in Rule 144A under the 1933 Act (Rule 144A Securities) or sold pursuant to Section 4(2) of the 1933 Act (4(2) Commercial Paper). A Rule 144A Security or 4(2) Commercial Paper may be considered illiquid and therefore subject to the Fund's 15% limitation on the purchase of illiquid securities, unless the Trust's Board of Trustees (the "Board") or its delegate determines on an ongoing basis that an adequate trading market exists for the security. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board has adopted guidelines and delegated to the Adviser the daily function of determining and monitoring liquidity of Rule 144A Securities and 4(2) Commercial Paper, although the Board retains ultimate responsibility for any determination regarding liquidity. The Board will consider all factors in determining the liquidity of Rule 144A Securities and 4(2) Commercial Paper. The Board will carefully monitor any investments by the Fund in Rule 144A Securities and 4(2) Commercial Paper.

LENDING PORTFOLIO SECURITIES

The Fund is authorized to lend securities it holds to brokers, dealers and other financial organizations. Loans of the Fund's securities may not exceed 33 1/3% of the Fund's net assets. The Fund's loans of securities will be collateralized by cash, letters of credit or U.S. Government securities that will be maintained at all times in a segregated account with the Fund's custodian in an amount at least equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."

By lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities, by investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. Government securities are used as collateral. The Fund will adhere to the following conditions whenever it lends its securities: (1) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower, which securities will be maintained by daily marking-to-market; (2) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund must terminate the loan and regain the right to vote the securities.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Loans will be made only to parties deemed by the Adviser to be in good standing and when, in the Adviser's judgment, the income earned would justify the risks. Cash received as collateral through loan transactions may be invested in other securities eligible for purchase by the Fund. The investment of cash collateral subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

HIGH-YIELD/HIGH-RISK BONDS


The Fund may invest up to 10% of its total assets in high-yield/high-risk bonds. Lower rated bonds involve a higher degree of credit risk, the risk that the issuer will not make interest or principal payments when due. Such bonds may have predominantly speculative characteristics. In the event of an unanticipated default, the Fund would experience a reduction in its income and could expect a decline in the market value of the securities so affected. More careful analysis of the financial condition of each issuer of lower grade securities is therefore necessary. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect its ability to service its principal and interest payment obligations, to meet projected business goals and to obtain additional financing.


The market prices of lower grade securities are generally less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic or political changes or, in the case of corporate issuers, individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of these securities. Lower rated securities may also have less liquid markets than higher rated securities, and their liquidity as well as their value may be adversely affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws may also have a negative impact on the market for high-yield/high-risk bonds.

UNRATED DEBT SECURITIES

The Fund may invest in unrated debt instruments of foreign and domestic issuers. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market. Sovereign debt of foreign governments is generally rated by country. Because these ratings do not take into account individual factors relevant to each issue and may not be updated regularly, the Adviser may treat such securities as unrated debt. See the Appendix for a description of bond rating categories.

                 ADDITIONAL INFORMATION ON INVESTMENT PRACTICES

FOREIGN INVESTMENTS

Investors should recognize that investing in foreign companies involves certain considerations, including those discussed below, which are not typically associated with investing in U.S. issuers. Since the Fund will be investing substantially in securities denominated in currencies other than the U.S. dollar, and since the Fund may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of the Fund's assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund.

The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic and political conditions in the United States and a particular foreign country, including economic and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the United States and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the United States and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country's central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

Many of the foreign securities held by the Fund will not be registered with, nor the issuers thereof be subject to reporting requirements of, the SEC.
Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or domestic developments, which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Fund may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold. Due to the increased exposure to the Fund of market and foreign exchange fluctuations brought about by such delays, and due to the corresponding negative impact on Fund liquidity, the Fund will avoid investing in countries which are known to experience settlement delays which may expose the Fund to unreasonable risk of loss.

The interest payable on the Fund's foreign securities may be subject to foreign withholding taxes, and while investors may be able to claim some credit or deduction for such taxes with respect to their allocated shares of such foreign tax payments, the general effect of these taxes will be to reduce the Fund's income. Additionally, the operating expenses of the Fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, are higher than those costs incurred by investment companies investing exclusively in U.S. securities, but are not higher than those paid by many other international funds.

The Fund will not invest more than 25% or more of its assets in the securities of supranational entities.


INVESTING IN EMERGING MARKETS

From time to time the Fund may invest in securities of issuers located in emerging market countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that are less liquid and trade a small number of securities. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

"Emerging markets" are located in the Asia-Pacific region, Central and Eastern Europe, Latin America, South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristics of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodian or other arrangements before making investments in securities of issuers located in emerging market countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

FUTURES ACTIVITIES


The Fund may enter into stock index futures contracts, fixed-income securities futures contracts and foreign currency futures contracts. The Fund may also purchase or write related options that are traded on foreign as well as U.S. exchanges.


Entering into a futures contract enables the Fund to seek to protect its assets from fluctuations in value without necessarily buying or selling the assets. The Fund may not enter into futures transactions, other than those considered to be "bona fide" hedging by the Commodity Futures Trading Commission, if the sum of the amount of initial margin deposits on its existing futures contracts and premiums paid for unexpired options would exceed 5% of the fair market value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on commodity contracts into which it has entered. The Fund will not use leverage when it enters into long futures or options contracts and for each such long position the Fund will deposit cash, or other liquid assets, having a value equal to the underlying commodity value of the contract as collateral with its custodian or approved futures commission merchant (FCM) in a segregated account.

The value of portfolio securities will far exceed the value of the futures contracts sold by the Fund. Therefore, an increase in the value of the futures contracts could only mitigate but not totally offset the decline in the value of the Fund's assets. No consideration is paid or received by the Fund upon entering into a futures contract. Upon entering into a futures contract, the Fund will be required to deposit in a segregated account with its custodian or approved FCM an amount of cash or other liquid assets equal to a portion of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. The broker will have access to amounts in the margin account if the Fund fails to meet its contractual obligations. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts is subject to the ability of the Adviser to predict correctly movements in the price of the securities or currencies and the direction of the stock indices underlying the particular hedge. These predictions and, thus, the use of futures contracts involve skills and techniques that are different from those involved in the management of the portfolio securities being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities or currencies and movements in the price of the securities, which are the subject of the hedge. A decision concerning whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or trends in interest rates.

Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market exists for such contracts. Although the Fund intend to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund's securities being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If the Fund has hedged against the possibility of an event adversely affecting the value of securities held in its portfolio and that event does not occur, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance. In addition, in such situations, if the Fund had insufficient cash, it might have to sell securities to meet daily variation margin requirements at a time when it would be disadvantageous to do so. These sales of securities could, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

OPTIONS ON FUTURES CONTRACTS

The Fund may purchase and write put and call options on interest rate, stock index and foreign currency futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in interest rates and market conditions, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a fixed-income or equity security futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in the contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying currency at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

There are several risks relating to options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions as to anticipated trends in interest rates and securities markets by the Fund's Adviser, which could prove to be incorrect. Even if those expectations were correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities hedged.

CURRENCY HEDGING TRANSACTIONS

The value in U.S. dollars of the assets of the Fund that are invested in foreign securities may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund, therefore, may engage in currency hedging transactions to protect against uncertainty in the level of future exchange rates. Income received from such transactions could be used to pay the Fund's expenses and would increase an investor's total return. The Fund will conduct foreign currency transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency market or through forward foreign exchange contracts to purchase or sell currency. The Fund also is authorized to purchase and sell listed foreign currency options and options on foreign currency futures for hedging purposes.

The following is a description of the hedging instruments the Fund may utilize with respect to foreign currency exchange rate fluctuation risks.

FORWARD CURRENCY CONTRACTS

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The Fund's dealings in forward currency exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions denominated or quoted in that currency or in another currency in which portfolio securities are denominated, the movements of which tend to correlate to the movement in the currency sold forward (hedged currency). The Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currently convertible into that particular currency or the hedged currency. If the Fund enters into a position hedging transaction, cash or liquid securities will be earmarked or segregated in an amount equal to the value of that Fund's total assets committed to the consummation of the forward contract or the Fund will own the currency subject to the hedge, or the right to buy or sell it as the case may be. If the value of the securities earmarked or segregated declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into U.S. dollars or into other appropriate currencies.


At or before the maturity of a forward contract, the Fund may either sell a portfolio security and take delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to the Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, the Fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates. In light of the requirements that the Fund must meet to qualify as regulated investment companies under the Internal Revenue Code of 1986, as amended (Code) for a given year, the Fund currently intend to limit its gross income from currency transactions to less than 10% of gross income for that taxable year.

FOREIGN CURRENCY OPTIONS

The Fund may purchase put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price that is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price that is expected to be lower than the spot price of the currency at the time the option expires.

The Fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which the Fund's securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities it holds, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the Fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in the rates.

FOREIGN CURRENCY FUTURES AND RELATED OPTIONS

The Fund may enter into currency futures contracts to purchase and sell currencies. They also may purchase options on currency futures. Foreign currency futures are similar to forward currency contracts, except that they are traded on commodities exchanges and are standardized as to contract size and delivery date. In investing in such transactions, the Fund would incur brokerage costs and would be required to make and maintain certain "margin" deposits. The Fund also would be required to earmark or segregate assets or otherwise cover, as described above, the futures contracts requiring the purchase of foreign currencies. These limitations are described more fully above under the heading "Futures Activities." Most currency futures call for payment or delivery in U.S. dollars.

Options on foreign currency futures entitle the Fund, in return for the premium paid, to assume a position in an underlying foreign currency futures contract. An option on a foreign currency futures contract, in contrast to a direct investment in the contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying currency at a predetermined price at a time in the future.

Currency futures and related options are subject to the risks of other types of futures activities, as described above. In addition, while the value of currency futures and options on futures can be expected to correlate with exchange rates, it will not reflect other factors that may affect the value of the Fund's investments. A currency hedge, for example, should protect a Yen-denominated security against a decline in the Yen, but will not protect the Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures contracts to the value of the Fund's investments denominated in that currency over time.

A more detailed discussion of futures contracts and options on futures contracts, including the risks associated with such transactions and certain limitations on the percentage of assets that may be used in such transactions, can be found above under the heading "Futures Activities."

OPTIONS ON SECURITIES


In order to hedge against adverse market shifts, the Fund may utilize up to 2% of its total assets to purchase put options on securities and an additional 2% of its total assets to purchase call options on securities, in each case, that are traded on foreign as well as U.S. exchanges or in the over-the-counter market. In addition, the Fund may write covered call options and put options on the net asset value of the securities in its portfolio. The Fund realizes fees
(referred to as "premiums") for granting the rights evidenced by the call options it has written. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell to the option holder an underlying security at a specified price at any time during the option period. Thus, the purchaser of a call option written by the Fund has the right to purchase from the Fund the underlying security owned by the Fund at the agreed-upon price for a specified time period. The Fund may write only covered call options. Accordingly, whenever the Fund writes a call option it will continue to own or have the present right to acquire the underlying security without additional consideration for as long as it remains obligated as the writer of the option.


The principal reason for writing covered call options on a security is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the Fund as the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the Fund as the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when its Adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its Adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Fund to deliver the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (Clearing Corporation) and of the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Fund may purchase and write options on securities on U.S. and foreign securities exchanges or in the over-the-counter market.

The Fund may realize a profit or loss upon entering into a closing transaction. In cases where the Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether the Fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although the Fund will generally purchase or write only those options for which its Adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest will exist to create a liquid secondary market on a securities exchange for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow or other unforeseen events have at times rendered certain of the facilities of the Clearing Corporation and various securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. Moreover, the Fund's ability to terminate options positions established in the over-the-counter market may be more limited than for exchange-traded options and also may involve the risk that securities dealers participating in over-the-counter transactions would fail to meet their obligations to the Fund. The Fund, however, intends to purchase over-the-counter options only from dealers whose debt securities, as determined by its Adviser, are considered to be investment grade. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. In either case, the Fund would continue to be at market risk on the security and could face higher transaction costs, including brokerage commissions.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of the Adviser and certain of its affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions. Dollar amount limits apply to U.S. Government securities. These limits may restrict the number of options the Fund will be able to purchase on a particular security.

In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice. In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk, since the Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. Government securities for which the Fund may write covered call options. If the Fund writes covered call options on mortgage-backed securities, the mortgage-backed securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. If this occurs, the Fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of mortgage-backed securities.

In addition to writing covered options for other purposes, the Fund may enter into options transactions as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss on a portfolio position with a gain on the hedged position; at the same time, however, a properly correlated hedge will result in a gain on the portfolio position being offset by a loss on the hedged position. The Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedge. The Fund will engage in hedging transactions only when deemed advisable by its Adviser. Successful use by the Fund of options will be subject to its Adviser's ability to predict correctly movements in the direction of the securities underlying the option used as a hedge. Losses incurred in hedging transactions and the costs of these transactions will affect the Fund's performance.

OPTIONS ON GOLD

For hedging purposes, the Fund may purchase put and call options on gold and write covered call options on gold in an amount which, when added to its assets committed to margin and premiums for gold futures contracts and related options, does not exceed 5% of the Fund's net assets. The Fund will only enter into gold options that are traded on a regulated domestic commodities exchange or foreign commodities exchanges approved for this purpose by the Commodity Futures Trading Commission.

SWAPS, CAPS, FLOORS AND COLLARS

Among the transactions into which the Fund may enter are interest rate, currency, index and total return swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps involve the exchange by the with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser believes such obligations do not constitute senior securities under the 1940 Act, and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

The Fund may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Fund would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held it its portfolio, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

OPTIONS ON SWAP AGREEMENTS


The Fund may enter into options on swap agreements. These transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. A swap option is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swap options. Depending on the terms of a particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option. When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swap option, upon the exercise of the option the Fund will become obligated according to the terms of the underlying agreement.


SHORT SALES "AGAINST THE BOX"

In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will earmark or segregate an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position. Not more than 10% of the Fund's net assets (taken at current value) may be held as collateral for such short sales at any one time.


The Fund does not intend to engage in short sales against the box for investment purposes. The Fund, however, may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Code. In such case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.


FIXED-INCOME INVESTMENTS

The performance of the debt component of the Fund's portfolio depends primarily on interest rate changes, the average weighted maturity of the portfolio and the quality of the securities held. The debt component of the Fund's portfolio will tend to decrease in value when interest rates rise and increase when interest rates fall. Generally, shorter term securities are less sensitive to interest rate changes, but longer term securities offer higher yields. The Fund's share price and yield will also depend, in part, on the quality of its investments. While U.S. Government securities are generally of high quality, government securities that are not backed by the full faith and credit of the United States and other debt securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in the Fund's share price will depend on the extent of the Fund's investment in such securities.

U.S. GOVERNMENT SECURITIES

The Fund may invest in debt obligations of varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (U.S. Government securities). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business
Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. The Fund also may invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality it sponsors, the Fund will invest in obligations issued by such an instrumentality only if its Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the Fund.

DEPOSITORY RECEIPTS

The Fund may invest in American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") or European Depository Receipts ("EDRs") (collectively, "Depository Receipts"). ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world. EDRs are receipts issued in Europe, which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. The Fund may invest in Depository Receipts through "sponsored" or "unsponsored" facilities if issues of such Depository Receipts are available and are consistent with the Fund's investment objective. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depository Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

INTERNATIONAL WARRANTS

The Fund may invest in warrants of global issuers. The Fund's holdings of warrants may consist of equity warrants, index warrants, covered warrants, interest rate warrants and long term options of, or relating to, international issuers. Warrants are securities that give the holder the right, but not the obligation, to subscribe for newly created equity issues (consisting of common and preferred stock, convertible preferred stock and warrants that themselves are only convertible into common, preferred or convertible preferred stock) of the issuing company or a related company at a fixed price either on a certain date or during a set period. The equity issue underlying an equity warrant is outstanding at the time the equity warrant is issued or is issued together with the warrant. At the time the Fund acquires an equity warrant convertible into a warrant, the terms and conditions under which the warrant received upon conversion can be exercised will have been determined; the warrant received upon conversion will only be convertible into a common, preferred or convertible preferred stock.

Equity warrants are generally issued in conjunction with an issue of bonds or shares, although they also may be issued as part of a rights issue or scrip issue. When issued with bonds or shares, they usually trade separately from the bonds or shares after issuance. Most warrants trade in the same currency as the underlying stock (domestic warrants), but also may be traded in different currency (euro-warrants). Equity warrants are traded on a number of European exchanges, principally in France, Germany, Japan, Netherlands, Switzerland and the United Kingdom, and in over-the-counter markets. Since there is a readily available market for these securities, the Adviser believes that international warrants should be considered a liquid investment.

Index warrants are rights created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, an equity index at a certain level over a fixed period of time. Index warrant transactions settle in cash.

Covered warrants are rights created by an issuer, typically a financial institution, normally entitling the holder to purchase from the issuer of the covered warrant outstanding securities of another company (or in some cases a basket of securities), which issuance may or may not have been authorized by the issuer or issuers of the securities underlying the covered warrants. In most cases, the holder of the covered warrant is entitled on its exercise to delivery of the underlying security, but in some cases the entitlement of the holder is to be paid in cash the difference between the value of the underlying security on the date of exercise and the strike price. The securities in respect of which covered warrants are issued are usually common stock, although they may entitle the holder to acquire warrants to acquire common stock. Covered warrants may be fully covered or partially covered. In the case of a fully covered warrant, the issuer of the warrant will beneficially own all of the underlying securities or will itself own warrants (which are typically issued by the issuer of the underlying securities in a separate transaction) to acquire the securities. The underlying securities or warrants are, in some cases, held by another member of the issuer's group or by a custodian or other fiduciary for the holders of the covered warrants.

Interest rate warrants are rights that are created by an issuer, typically a financial institution, entitling the holder to purchase, in the case of a call, or sell, in the case of a put, a specific bond issue or an interest rate index (Bond Index) at a certain level over a fixed time period. Interest rate warrants can typically be exercised in the underlying instrument or settle in cash.

Long term options operate much like covered warrants. Like covered warrants, long term options are call options created by an issuer, typically a financial institution, entitling the holder to purchase from the issuer outstanding securities of another issuer. Long term options have an initial period of one year or more, but generally have terms between three and five years. Unlike U.S. options, long term European options do not settle through a clearing corporation that guarantees the performance of the counterparty. Instead, they are traded on an exchange and subject to the exchange's trading regulations. The Fund will acquire only covered warrants, index warrants, interest rate warrants and long term options issued by entities deemed to be creditworthy by its Adviser, who will monitor the creditworthiness of such issuers on an on-going basis. Investment in these instruments involves the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or warrants to acquire the underlying security (or cash in lieu thereof). To reduce this risk, the Fund will limit its holdings of covered warrants, index warrants, interest rate warrants and long term options to those issued by entities that either have a class of outstanding debt securities that is rated investment grade or higher by a recognized rating service or otherwise are considered by its Adviser to have the capacity to meet their obligations to the Equity Fund.

VARIABLE RATE INSTRUMENTS

The Fund may invest variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices and at specified intervals. Certain of these obligations may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The Adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand. Some of the demand instruments are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or a third party providing credit support. If a demand instrument is not traded in the secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days, in which case the instrument will be characterized as "not readily marketable" and therefore illiquid. In the event that and issuer of such instruments were to default on its payment obligations, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

EXCHANGE TRADED FUNDS (ETFS)

The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

REAL ESTATE INVESTMENT TRUSTS (REITS)

The Fund may invest in shares of REITs. REITs are pooled investment vehicles, which invest primarily in real estate or real estate related loans. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Fund.

Investing in REITs involves certain unique risks. Equity REITs may be affected by changes in the value of the underlying property owned by such REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified (except to the extent the Code requires), and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act. REITs (especially mortgage REITs) are also subject to interest rate risks.

STRUCTURED NOTES

The Fund may invest in Structured Notes. Structured Notes are derivative securities for which the amount of principal repayments and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices (such as the S&P 500). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. The Fund would use Structured Notes to tailor its investments to the specific risks and returns an Adviser wishes to accept while avoiding or reducing certain other risks.

PORTFOLIO TURNOVER

The Fund does not intend to seek profits through short-term trading, but the rate of turnover will not be a limiting factor when the Fund deems it desirable to sell or purchase securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation.

High rates of portfolio turnover can lead to increased taxable gains and higher expenses. Certain practices and circumstances could result in high portfolio turnover. For example, the volume of shareholder purchase and redemption orders, market conditions, or the Adviser's investment outlook may change over time. In addition, options on securities may be sold in anticipation of a decline in the price of the underlying security (market decline) or purchased in anticipation of a rise in the price of the underlying security (market rise) and later sold.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The investment limitations below have been adopted by Fund as fundamental policies and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares.

The Fund may not:

1. issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

2. engage in borrowing except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act;

3. underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

4. purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industries;

5. purchase or sell real estate except the Fund may (i) hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments; (ii) purchase or sell securities or other instruments backed by real estate, or interests in real estate; and (iii) purchase or sell securities of entities or investment vehicles, including real estate investment trusts, that invest, deal or otherwise engage in transactions in real estate or interests in real estate;

6. purchase or sell physical commodities except that the Fund may (i) hold and sell physical commodities acquired as a result of the Fund's ownership of securities or other instrument; (ii) purchase or sell securities or other instruments backed by physical commodities; (iii) purchase or sell options, and
(iv) purchase or sell futures contracts; and

7. make loans to other persons except that the Fund may (i) engage in repurchase agreements; (ii) lend portfolio securities, (iii) purchase debt securities; (iv) purchase commercial paper; and (v) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

     THE FOLLOWING INVESTMENT LIMITATIONS HAVE BEEN ADOPTED BY THE FUND AS A NON-FUNDAMENTAL OPERATING POLICY. NON-FUNDAMENTAL INVESTMENT LIMITATIONS MAY BE CHANGED BY THE BOARD AT ANY TIME WITHOUT SHAREHOLDER APPROVAL.

(i) The Fund intends to borrow money only as a temporary measure for extraordinary or emergency purposes. In addition, the Fund may engage in reverse repurchase agreements, forward roll transactions involving mortgage-backed securities or other investment techniques entered into for the purpose of leverage.

(ii) The following activities will not be considered to be issuing senior securities with respect to the Fund; (a) collateral arrangements in connection with any type of option, futures contract, forward contract or swap; (b) collateral arrangements in connection with initial and variation margin; (c) a pledge, mortgage or hypothecation of the Fund's assets to secure its borrowings; or (d) a pledge of the Fund's assets to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute.

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the Fund's assets will not constitute a violation of such restriction. It is the intention of the Fund, unless otherwise indicated, that with respect to the Fund' policies that are the result of the application of law, the Fund will take advantage of the flexibility provided by rules or interpretations of the SEC currently in existence or promulgated in the future or changes to such laws.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

Overall responsibility for management and supervision of the Trust and the Fund rests with the Board. The Board is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. The Trustees approve all significant agreements between the Trust and the persons and companies that furnish services to the Trust or the Fund, including agreements with its distributor, custodian, transfer agent, investment adviser, administrator and co-administrator. The day-to-day operations of the Fund are delegated to the Adviser.

TRUSTEES AND OFFICERS

The names of the Trust's Trustees and executive officers of the Fund, their addresses, ages, principal occupations during the past five years and other affiliations are set forth below. The Fund Complex, referred to in the charts below, is comprised of the four series of the Trust and the European Warrant Fund, Inc.

DISINTERESTED TRUSTEES:


-------------------------------------- ----------------- ---------------------------------- --------------- -----------------------
                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                              FUND COMPLEX             OTHER
                                         POSITION AND         PRINCIPAL OCCUPATION(S)           OVERSEEN          DIRECTORSHIPS(2)
    NAME, AGE AND ADDRESS              TERM OF OFFICE(1)      DURING PAST FIVE YEARS           BY TRUSTEE               HELD
-------------------------------------- ----------------- ---------------------------------- --------------- -----------------------
Harvey B. Kaplan (66)                  Trustee since       o  Controller (Chief                     5        The European Warrant
80 Voice Road                          December 1995          Financial Officer), Easter                     Fund, Inc.
Carle Place, New York 11514                                   Unlimited, Inc. (toy
                                                              company)
-------------------------------------- ----------------- ---------------------------------- --------------- -----------------------
Robert S. Matthews (60)                Trustee since       o  Partner, Matthews & Co.               5        The European Warrant
331 Madison Avenue                     June 1992              (certified public                              Fund, Inc.
New York, New York 10017                                      accountants)
-------------------------------------- ----------------- ---------------------------------- --------------- -----------------------
Gerard J.M. Vlak (70)                  Trustee since       o  Retired                                        The Rouse Company
181 Turn of the River Road             June 1992                                                             (1996 - present)
Stamford, Connecticut 06905
-------------------------------------- ----------------- ---------------------------------- --------------- -----------------------
Peter Wolfram (50)                     Trustee since       o  Partner, Kelley Drye &                         None
c/o Bank Julius Baer & Co., Ltd.       June 1992              Warren (law firm)
330 Madison Avenue
New York, New York 10017
-------------------------------------- ----------------- ---------------------------------- --------------- -----------------------

INTERESTED TRUSTEES:


-------------------------------------- ----------------- ---------------------------------- --------------- -----------------------
                                                                                               NUMBER OF
                                                                                             PORTFOLIOS IN
                                                                                              FUND COMPLEX             OTHER
                                         POSITION AND         PRINCIPAL OCCUPATION(S)           OVERSEEN          DIRECTORSHIPS(2)
    NAME, AGE AND ADDRESS              TERM OF OFFICE(1)      DURING PAST FIVE YEARS           BY TRUSTEE               HELD
-------------------------------------- ----------------- ---------------------------------- --------------- -----------------------
Bernard Spilko(3)(62)                  Trustee since       o  General Manager and Senior            5        The European Warrant
Bank Julius Baer & Co., Ltd.           December 2000          Vice President of Bank Julius                  Fund, Inc.
330 Madison Avenue                     and Chairman           Baer & Co., Ltd., New York
New York, NY 10017                     since April 1998       Branch, 1998 to present
                                                           o  Managing Director of
                                                              Julius Baer Securities Inc.,
                                                              1983 to present
-------------------------------------- ----------------- ---------------------------------- --------------- -----------------------
Martin Vogel(4)(40)                    Trustee Since       o  Member of Management                  5        The European Warrant
Julius Baer Investment Funds           March 1997             Committee, Julius Baer                         Fund, Inc.
Services                                                      Investment Fund Services, Ltd.,
Freighutstrasse 12                                            1996 to present
Zurich, Switzerland                                        o  Member of the Executive
                                                              Committee of the Business
                                                              Line "Asset  Management,"
                                                              Head  of  Business  Unit,
                                                              Asset Pooling/Fund
                                                              Services  and  Operations
                                                              2002 to present.
-------------------------------------- ----------------- ---------------------------------- --------------- -----------------------


OFFICERS OF FUND:

The business address for each officer of the Trust, except Ms. Surprise and Ms. McFarlane, is Bank Julius Baer & Co., Ltd., 330
Madison Avenue, New York, New York 10178. The business address for Ms. Surprise and Ms. McFarlane is Investors Bank & Trust
Company, 200 Clarendon Street, Boston, Massachusetts, 02166.

-------------------------------------- ---------------- ----------------------------------------------------------------------------
                                        LENGTH OF TIME
        NAME, AGE AND                      SERVED AS                        PRINCIPAL OCCUPATION(S)
    TRUST POSITION(S) HELD              FUND OFFICER(5)                     DURING PAST FIVE YEARS
-------------------------------------- ---------------- ----------------------------------------------------------------------------
Michael K. Quain (45)                     Since 1998     o  First Vice President of Bank Julius Baer Investment Management, Inc.
President and Chief Financial Officer                    o  Vice President of Julius Baer Securities Inc.
                                                         o  President and Chief Financial Officer of The European Warrant Fund, Inc.
-------------------------------------- ---------------- ----------------------------------------------------------------------------
Denise Downey (  )                        Since 2004

-------------------------------------- ---------------- ----------------------------------------------------------------------------
Greg Hopper (45)                          Since 2002     o  First Vice President of Bank Julius Baer Investment Management, Inc.
Vice President                                              (2002-present)
                                                         o  Senior Vice President and High Yield Bond Portfolio Manager,
                                                            Zurich Scudder Investments (October 2000 - June 2002)
                                                         o  High Yield Bond Portfolio Manager, Harris Investment Management
                                                            (July 1999-October 2002)
                                                         o  High Yield Bond Portfolio Manager, Bankers Trust
                                                            (April 1993 - June 1999)
-------------------------------------- ---------------- ----------------------------------------------------------------------------

-------------------------------------- ---------------- ----------------------------------------------------------------------------
                                        LENGTH OF TIME
        NAME, AGE AND                      SERVED AS                        PRINCIPAL OCCUPATION(S)
    TRUST POSITION(S) HELD              FUND OFFICER(5)                     DURING PAST FIVE YEARS
-------------------------------------- ---------------- ----------------------------------------------------------------------------
Brett Gallagher (42)                      Since 1999     o  First Vice President and Deputy Chief Investment Officer
Vice President                                              of Bank Julius Baer Investment Management, Inc. (1999-present)
                                                         o  Senior Investment Executive, The Chase Manhattan Bank and
                                                            Morgan Guaranty Trust Company (October 1995-December 1998)
                                                         o  Senior Portfolio Manager, Bankers Trust Company, New York
-------------------------------------- ---------------- ----------------------------------------------------------------------------
Richard C. Pell (50)                      Since 1995     o  Senior Vice President and Chief Investment Officer of Bank
Vice                                                        Julius Baer & Co., Ltd., New York Branch (2000-present)
                                                         o  Senior Vice President and Chief Investment Officer of Bank
                                                            Julius Baer & Co., Ltd., New York Branch (1995 - 2000)
-------------------------------------- ---------------- ----------------------------------------------------------------------------
Donald Quigley (39)                       Since 2001     o  Vice President and Head of Global Fixed-Income Management
Vice President                                              for Julius Baer Investment Management Inc. (2001  - present)
                                                         o  Fixed Income Trader for Chase Asset Management (1993-2001)
-------------------------------------- ---------------- ----------------------------------------------------------------------------
Rudolph-Riad Younes (42)                  Since 1997     o  Senior Vice President and Head of International Equity
Vice President                                              Management of Julius Baer Investment Management Inc. (2000-present)
                                                         o  Senior Vice President and Head of International Equity Management,
                                                            Bank Julius Baer & Co., Ltd.,  New York Branch (1993 - 2000)
-------------------------------------- ---------------- ----------------------------------------------------------------------------
Craig M. Giunta (32)                       Since 2001    o  Vice President, Julius Baer Investment Management, Inc.(2002-present)
Secretary and Treasurer                 (Secretary and   o  Assistant Vice President, Bank Julius Baer & Co., Ltd. New York Branch
                                           Treasurer)       (2001 -2002)
                                           Since 2003    o  Supervisor of Fund Accounting, Neuberger Berman LLC. (1994-2001)
                                       (Chief Financial  o  Secretary, Treasurer (since 2001) and Chief Financial Officer
                                            Officer)        (since 2003) of The European Warrant Fund
-------------------------------------- ---------------- ----------------------------------------------------------------------------
Cynthia J. Surprise (57)                  Since 1999     o  Director and Counsel, Investors Bank & Trust Company (1999-present)
Assistant Secretary                                      o  Vice President, State Street Bank & Trust Company (1994-1999)
-------------------------------------- ---------------- ----------------------------------------------------------------------------
Victoria McFarlane (37)                   Since 2003     o  Director, Mutual Fund Administration, Investors Bank & Trust Company
Assistant Treasurer                                         (2001 - Present)
                                                         o  Manager/Assistant Vice President of Fund Treasury for MFS Investment
                                                            Services (1997 - 2002)
-------------------------------------- ---------------- ----------------------------------------------------------------------------


(1) Each Trustee serves during the lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent, or is removed or, if sooner, until the next meeting of the Trust's shareholders and until the election and qualification of his or her successor.

(2) Directorships include public companies and any company registered as an investment company.

(3) Mr. Spilko is considered an "interested person" of the Trust, as defined in the 1940 Act, because he serves as Managing Director of Julius Baer
     Securities Inc. ("JBS"), the parent company of Julius Baer Investment Management Inc., which is the Trust's investment adviser.

(4) Mr. Vogel is considered an "interested person" of the Trust, as defined in the 1940 Act, because of his position with Julius Baer Holdings, Ltd., an affiliate of JBS.

(5) Pursuant to the Trust's By-laws, officers of the Trust are elected by the Board of Trustees to hold such office until their successor is chosen and qualified, or until they resign or are removed from office.

SHARE OWNERSHIP IN THE FUND AND THE TRUST AS OF DECEMBER 31, 2003


-------------------------- -------------------------- --------------------------
                                 DOLLAR RANGE OF        AGGREGATE DOLLAR RANGE
                                EQUITY SECURITIES      OF EQUITY SECURITIES IN
      NAME OF TRUSTEE              IN THE FUND        ALL FUNDS OF FUND COMPLEX
-------------------------- -------------------------- --------------------------
-------------------------- -------------------------- --------------------------
      DISINTERESTED
        TRUSTEES
-------------------------- -------------------------- --------------------------
-------------------------- -------------------------- --------------------------
Harvey B. Kaplan                      None                 $10,001-$50,000
-------------------------- -------------------------- --------------------------
Robert S. Matthews                    None                  Over $100,000
-------------------------- -------------------------- --------------------------
Gerard J.M. Vlak                      None                      None
-------------------------- -------------------------- --------------------------
Peter Wolfram                         None                      None
-------------------------- -------------------------- --------------------------
-------------------------- -------------------------- --------------------------
   INTERESTED TRUSTEES
-------------------------- -------------------------- --------------------------
-------------------------- -------------------------- --------------------------
Bernard Spilko                        None                 Over $100,000
-------------------------- -------------------------- --------------------------
Martin Vogel                          None                     None
-------------------------- -------------------------- --------------------------

The Trust has an Audit Committee, consisting of Messrs. Matthews, Vlak, Kaplan and Wolfram. The members of the committee are not "interested persons" of the Trust as defined in the 1940 Act ("Independent Trustees"). As set forth in its charter, the primary duties of the Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Adviser or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with the Adviser on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met twice during the fiscal year ended October 31, 2003.

The Trust also has a Nominating Committee that is comprised of the Independent Trustees. The Nominating Committee's primary responsibility is to nominate Trustee candidates when there is a vacancy on the Board. The Nominating
Committee did not meet during the fiscal year ended October 31, 2003. The Nominating Committee will consider nominees recommended by shareholders. Recommendations should be submitted in writing to the Secretary of the Trust.The Nominating Committee also reviews the compensation arrangements for the "non-interested" Trustees.

No director, officer or employee of the Adviser, the Distributor, the Administrator, or any parent or subsidiary thereof receives any compensation from the Trust for serving as an officer or Trustee. The Trust pays each Trustee of the Trust who is not an affiliated person of the Trust an annual retainer of $14,500 plus a payment of $1,750 per board meeting attended and $1,250 per audit committee meeting attended. The Trust also reimburses such Trustees for travel and out-of-pocket expenses related to such meetings.

The following table shows the compensation paid to each Trustee of the Trust who was not an affiliated person of the Trust for the fiscal year ended October 31, 2003. The Fund Complex referred to in the table below includes the three series of the Trust in operation prior to November 1, 2004 and the European Warrant Fund, Inc.

                                                          Pension or Retirement                                   Total Compensation
                                    Aggregate            Benefits Accrued as Part        Estimated Annual           from the Trust
    Name and Position        Compensation from Trust     of the Trust's Expenses      Benefit Upon Retirement      and Fund Complex
    -----------------        -----------------------     -----------------------      -----------------------      ----------------
Harvey B. Kaplan, Trustee            $25,750                        None                       None                      $32,375
Robert S. Matthews, Trustee          $25,750                        None                       None                      $34,250
Gerard J.M. Vlak, Trustee            $25,750                        None                       None                      $25,750
Peter Wolfram, Trustee               $25,750                        None                       None                      $25,750


INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

Julius Baer Investment Management Inc. (the "Adviser" or "JBIMI"), 330 Madison Avenue, New York, NY 10017, serves as the investment adviser to the Fund pursuant an investment advisory agreement (the "Advisory Agreement"). The Adviser is a registered investment adviser and a wholly owned subsidiary of Julius Baer Securities Inc. ("JBS"). JBS, located at 330 Madison Avenue, New York, NY 10017, is a wholly owned subsidiary of Julius Baer Holding Ltd. of Zurich, Switzerland.

The Advisory Agreement provides that JBIMI, as Adviser, in return for its fee, and subject to the control and supervision of the Board and in conformity with the investment objective and policies of the Fund set forth in the Trust's current registration statement and any other policies established by the Board, will manage the investment and reinvestment of assets of the Fund. In this regard, it is the responsibility of the Adviser to make investment decisions for the Fund and to place the Fund's purchase and sale orders for investment securities. In addition to making investment decisions, the Adviser exercises voting rights in respect of portfolio securities for the Fund. Under the Advisory Agreement, the Adviser provide at its expense all necessary investment, management and administrative facilities, including salaries of personnel and equipment needed to carry out its duties under the Advisory Agreement, but excluding pricing and bookkeeping services. The Adviser also provides the Fund with investment research and whatever statistical information the Fund may reasonably request with respect to securities the Fund holds or contemplates purchasing.

The Advisory Agreement provides that, in the absence of (i) willful misfeasance, bad faith or gross negligence on the part of the Adviser, or (ii) reckless disregard by the Adviser of its obligations and duties under the Advisory Agreement, the Adviser shall not be liable to the Trust or the Fund, or to any shareholder, for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement. The Adviser is indemnified by the Fund under the Advisory Agreement.

The Advisory Agreement provides that the Adviser will use its best efforts to seek the best overall terms available when executing transactions for the Fund and selecting brokers or dealers. In assessing the best overall terms available for any Fund transaction, the Adviser will consider all factors it deems relevant including, but not limited to, breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of any commission for the specific transaction on a continuing basis. In selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, the Adviser may consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Trust and also to other accounts over which the Adviser or an affiliate exercises investment discretion.

The Advisory Agreement remains in effect for an initial period of two years from the date of effectiveness, and, unless earlier terminated, continue in effect from year to year thereafter, but only so long as each such continuance is specifically approved annually by the Board or by vote of the holders of a majority of the Fund's outstanding voting securities, and by the vote of a majority of the Trustees who are not "interested persons" as defined in the 1940 Act. The Advisory Agreement may be terminated at any time, without payment of any penalty, by vote of the Trustees, by vote of a majority of the outstanding voting securities of the Fund, or by the Adviser, in each case on 60 days' written notice. As required by the 1940 Act, the Advisory Agreement will automatically terminate in the event of its assignment.

In making the determinations to approve the Advisory Agreement, the Board of Trustees considered the nature and quality of the services to be provided by the Adviser to the Fund, the reasonableness of the advisory fees in relation to the services provided and the advisory fees paid by other comparable mutual funds. Based on these considerations, the Board concluded that the terms of the Advisory Agreement are fair and reasonable with respect to the Fund, are in the best interests of the Fund's shareholders and are similar to those which could have been obtained through arm's length negotiations.


The Adviser or its affiliates may pay from its own resources compensation to investment advisers and others for investor servicing including handling potential investor questions concerning the Fund, assistance in the enhancement of relations and communications between the Fund and investors, assisting in the establishment and maintenance of investor accounts with the Fund providing such other services that in the Adviser's view will assist Fund investors in establishing and maintaining a relationship with the Fund.

Under the terms of the Advisory Agreement, JBIMI is entitled to an annual fee equal to [ ]% of the average daily net assets of the Fund. Pursuant to an Expense Limitation Agreement, JBIMI has agreed to reimburse certain expenses of the Fund through at least [December 31, 2004], so that the total annual operating expenses of the Fund are limited to [ %] and [ %] of the average net assets of Class A and Class I shares, respectively, of the Fund. The Fund has agreed to repay JBIMI for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed the expense limitation. Any such repayment must be made within three years after the year in which JBIMI incurred the expense.

CUSTODIAN AND ADMINISTRATOR

Pursuant to an Administration Agreement and a Custodian Agreement Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as Administrator and Custodian to the Funds.

For its services as custodian and for administrative, fund accounting and other services, the Fund pays IBT an annual fee based on the Fund's average daily net assets equal to [ ]% on the first $[ ] billion in assets, [ ]% on the next $[ ] billion in assets, [ ]% on the next $[ ] billion in net assets and [ ]% on assets over $[ ] billion. In addition, the Fund pays an annual fee of $[ ] for each share class in excess of one. Under the custodian agreement, IBT (a) maintains a separate account or accounts in the name of a Fund, (b) holds and transfers portfolio securities on account of a Fund, (c) makes receipts and disbursements of money on behalf of a Fund, (d) collects and receives all income and other payments and distributions on account of a Fund's portfolio securities and (e) makes periodic reports to the Board concerning the Fund's operations.


IBT is authorized to select one or more foreign or domestic banks or trust companies to serve as sub-custodian on behalf of the Fund, subject to the oversight of the Board of Trustees. The assets of the Trust are held under bank custodianship in accordance with the 1940 Act.


Rules adopted under the 1940 Act permit the Fund to maintain its securities and cash in the custody of certain eligible foreign banks and depositories. The Fund' portfolios of non-U.S. securities are held by sub-custodians which are approved by the Trustees or a foreign custody manager appointed by the Trustees in accordance with these rules. The Board has appointed IBT and the Adviser to be its foreign custody managers with respect to the placement and maintenance of assets in the custody of eligible foreign banks and foreign securities depositories, respectively. The determination to place assets with a particular foreign sub-custodian is made pursuant to these rules which require a consideration of a number of factors including, but not limited to, the reliability and financial stability of the sub-custodian; the sub-custodian's practices, procedures and internal controls; and the reputation and standing of the sub-custodian in its national market.


DISTRIBUTOR


[TO BE COMPLETED]


The Trust may enter into distribution agreements or shareholder servicing agreements ("Agreements") with certain financial institutions (Servicing Organizations) to perform certain distribution, shareholder servicing, administrative and accounting services for their customers (Customers) who are beneficial owners of shares of the Fund.

A Service Organization may charge a Customer one or more of the following types of fees, as agreed upon by the Service Organization and the Customer, with respect to the cash management or other services provided by the Service
Organization: (1) account fees (a fixed amount per month or per year); (2) transaction fees (a fixed amount per transaction processed); (3) compensating balance requirements (a minimum dollar amount a Customer must maintain in order to obtain the services offered); or (4) account maintenance fees (a periodic charge based upon the percentage of assets in the account or of the dividend paid on those assets). A Customer of a Service Organization should read the Prospectus and SAI in conjunction with the service agreement and other literature describing the services and related fees that will be provided by the Service Organization to its Customers prior to any purchase of shares. No preference will be shown in the selection of Fund portfolio investments for the instruments of Service Organizations.

DISTRIBUTION AND SHAREHOLDER SERVICES PLANS

The Fund has adopted a Distribution Plan and a Shareholder Services Plan (collectively, the "Plans"), pursuant to Rule 12b-1 under the 1940 Act, with respect to the Class A shares of the Fund. Because of the Plans, long-term Class A shareholders may pay more than the economic equivalent of the maximum sales charge permitted by the NASD.

Under the Distribution Plan, the Fund may pay an aggregate amount on an annual basis not to exceed 0.25% of the value of the Fund's average daily net assets attributable to the Class A shares for services provided under the Distribution Plan and under the Shareholder Services Plan. The fee may be paid to Service Organizations and/or others for providing services primarily intended to result in the sale of Class A shares as well as certain shareholder servicing, administrative and accounting services to their customers or clients who beneficially own Class A shares.


Under the Shareholder Services Plan, the Fund may pay an aggregate amount on an annual basis not to exceed 0.25% of the value of the Fund's average daily net assets attributable to the Class A shares for services provided under the Shareholder Services Plan and under the Distribution Plan. The fee may be paid to Service Organizations for providing certain shareholder servicing, administrative and accounting services to their customers or clients who beneficially own Class A shares.

Services under the Plan include the distribution of shares, the processing of shareholder transactions, other shareholder services not covered by the Fund's transfer agent, advertisement, printing costs and website costs.

The Plan is a compensation plan, which provides for the payment of a specified fee without regard to the actual expense incurred by the Distributor. If its fee exceeds its expense, the Distributor will realize a profit. If the Trustees of the Trust terminated the Plan and a successor plan was adopted, the Fund would cease to make payments under the Plans and the Distributor would be unable to recover any unreimbursed expenses.

The Plan will continue in effect for so long as its continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan. The Plan may be terminated at any time, without penalty, by vote of a majority of the Trustees or by a vote of a majority of the outstanding voting shares of the Trust that have invested pursuant to such Plan. No Plan may be amended to increase materially the annual percentage limitation of average net assets which may be spent for the services described therein without approval of the shareholders of the Fund affected thereby. Material amendments of a Plan must also be approved by the Trustees as provided in Rule 12b-1.

No interested person of the Trust, nor any Trustee of the Trust who is not an interested person of the Trust, has any direct or indirect financial interest in the operation of either Plan except to the extent that the Distributor and certain of its employees may be deemed to have such an interest as a result of receiving a portion of the amounts expended under a Plan by the Trust.

TRANSFER AGENT

[ ] serves as the Trust's transfer and dividend disbursing agent pursuant to a Transfer Agency Agreement, under which the Transfer Agent (a) issues and redeems shares of the Trust, (b) addresses and mails all communications by the Trust to record owners of Trust shares, including reports to shareholders, dividend and distribution notices and proxy material for its meetings of shareholders, (c) maintains shareholder accounts and, if requested, sub-accounts and (d) makes periodic reports to the Board of Trustees concerning the Fund's operations.

CODE OF ETHICS

The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Fund who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for the Fund. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by the Fund, subject to restrictions on investment practices that may conflict with the interests of the Fund.

PROXY VOTING PROCEDURES


The Fund has delegated proxy voting responsibilities to the Adviser subject to the Board's general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund's and their shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Adviser has retained Institutional Shareholders Services ("ISS") to serve as its proxy service provider and intends to vote in accordance with ISS's recommendations to address, among other things, any material conflict of interest that may arise between the interests of the Fund and the interests of the Adviser or its affiliates. A summary of ISS's Proxy Voting Guidelines is provided in Appendix B of this SAI.


BROKERAGE ALLOCATION AND OTHER PRACTICES

The Adviser is responsible for establishing, reviewing and, where necessary, modifying the Fund's investment program to achieve its investment objective. Purchases and sales of newly-issued portfolio securities are usually principal transactions without brokerage commissions effected directly with the issuer or with an underwriter acting as principal. Other purchases and sales may be effected on a securities exchange or over-the-counter, depending on where it appears that the best price or execution will be obtained. The purchase price paid by the Fund to underwriters of newly issued securities usually includes a concession paid by the issuer to the underwriter, and purchases of securities from dealers, acting as either principals or agents in the after market, are normally executed at a price between the bid and asked price, which includes a dealer's mark-up or mark-down. Transactions on U.S. stock exchanges and some foreign stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. On most foreign exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in domestic or foreign over-the-counter markets, but the price of securities traded in over-the-counter markets includes an undisclosed commission or mark-up. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. Government securities may be purchased directly from the United States Treasury or from the issuing agency or instrumentality.

The Adviser will select specific portfolio investments and effect transactions for the Fund. The Adviser seeks to obtain the best net price and the most favorable execution of orders. In evaluating prices and executions, the Adviser will consider the factors it deems relevant, which may include the breadth of the market in the security, the price of the security, the financial condition and execution capability of a broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, to the extent that the execution and price offered by more than one broker or dealer are comparable, the Adviser may, in its discretion, effect transactions in portfolio securities with dealers who provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Fund and/or other accounts over which the Adviser exercises investment discretion. Research and other services received may be useful to the Adviser in serving both the Fund and its other clients and, conversely, research or other services obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Fund. The fee to the Adviser under its advisory agreements with the Fund is not reduced by reason of its receiving any brokerage and research services.

Investment decisions for the Fund concerning specific portfolio securities are made independently from those for other clients advised by its Adviser. Such other investment clients may invest in the same securities as the Fund. When purchases or sales of the same security are made at substantially the same time on behalf of such other clients, transactions are averaged as to price and available investments allocated as to amount, in a manner which the Fund's Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold for the Fund. To the extent permitted by law, the Fund's Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for such other investment clients in order to obtain best execution.

Any portfolio transaction for the Fund may be executed through the Distributor, or Julius Baer Securities Inc., or any of their affiliates if, in its Adviser's judgment, the use of such entity is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, such entity charges the Fund a commission rate consistent with those charged by such entity to comparable unaffiliated customers in similar transactions. Significant differences in the amounts of brokerage commissions paid by the Fund from year to year may occur as a result of increases or decreases in the Fund's asset levels. The Fund may pay both commissions and spreads when effecting portfolio transactions.

In no instance will portfolio securities be purchased from or sold to the Adviser, the Distributor or any affiliated person of such companies as principal in the absence of an exemptive order from the SEC unless otherwise permitted by the SEC.


The Board has adopted a policy allowing trades to be made between the Fund and a registered investment company or series thereof that is an affiliated person of the Fund (and certain non-investment company affiliated persons) provided the transactions meet the terms of Rule 17a-7 under the 1940 Act. Pursuant to this policy, the Fund may buy a security from or sell a security to another registered investment company or private advisory account advised by the Adviser.


The Fund may participate, if and when practicable, in bidding for the purchase of securities for its portfolio directly from an issuer in order to take advantage of the lower purchase price available to members of such a group. The Fund will engage in this practice, however, only when its Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

                                  CAPITAL STOCK

Under the Trust Agreement, the Trustees have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share. When matters are submitted for shareholder vote, each shareholder will have one vote for each share owned and proportionate, fractional votes for fractional shares held. There will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon the written request of shareholders holding at least 10% of the Trust's outstanding shares. The 1940 Act requires a shareholder vote under certain circumstances, including changing any fundamental policy of the Fund. The Trustees shall cause each matter required or permitted to be voted upon at a meeting or by written consent of shareholders to be submitted to a vote of all classes of outstanding shares entitled to vote, irrespective of class, unless the 1940 Act or other applicable laws or regulations require that the actions of the shareholders be taken by a separate vote of one or more classes, or the Trustees determine that any matters to be submitted to a vote of shareholders affects only the rights or interests of one or more classes of outstanding shares. In that case, only the shareholders of the class or classes so affected shall be entitled to vote on the matter.

Each Fund share representing interests in the Fund, when issued and paid for in accordance with the terms of the offering, will be fully paid and non-assessable. Upon liquidation of the Fund, the shareholders of that Fund shall be entitled to share, pro rata, in any assets of the Fund after the discharge of all charges, taxes, expenses and liabilities.

Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shareholders generally vote by Fund, except with respect to the election of Trustees and the selection of independent public accountants. Shares are redeemable and transferable but have no preemptive, conversion or subscription rights.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust, however, and requires that notice of the disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust's management believes is remote.

Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

CONTROL PERSONS [TO BE REVISED]


"Control" is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of the company. A control person may be able to take action regarding the Fund without the consent or approval of other interest holders. As of April 1, 2004, there were no control persons of the Fund.

"Principal Holder" is defined by the 1940 Act as a person who owns of record or beneficially 5% or more of any class of the Fund's outstanding securities. As of April 1, 2004, there were no principal holders of the Fund.

[As of April 1, 2004, the Trustees and officers of the Trust as a group owned less than 1% of the Trust's total shares outstanding.]


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Information on how to purchase and redeem shares and how such shares are priced is included in the Prospectus.

PORTFOLIO VALUATION

The Prospectus discusses the time at which the net asset value of the Fund is determined for purposes of sales and redemptions. The following is a description of the procedures used by the Fund in valuing its assets.

Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of certain of its portfolio securities used in such calculation. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Board or the Valuation Committee appointed by the Board.

In carrying out the Board's valuation policies, IBT, as the Fund's accounting agent, may use an independent pricing service retained by the Fund and approved by the Board of Trustees ("Pricing Service.") The procedures of the Pricing Service are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board or the Valuation Committee, which may replace any such Pricing Service at any time.


Securities listed on a U.S. securities exchange (including securities traded through the National Market System) or on a foreign securities exchange will be valued on the basis of the last sales price prior to the time of determination of the NAV or, in the absence of sales, at the mean between the closing bid and asked prices. Equity securities reported on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price. If no sale took place on such day, then such securities are valued at the mean between the bid and asked prices. Forward contracts are valued at the current cost of covering or offsetting the contracts. Securities that are traded over-the-counter (not including equity securities reported on NASDAQ) are valued at the bid price at the close of business on each day. If bid quotations are not available, then over-the-counter securities are fair valued by the Valuation Committee using procedures approved by the Board. Short-term obligations with maturities of 60 days or less are valued at amortized cost if their term to maturity from the date of purchase was less than 60 days, or by amortizing their value on the 61st day prior to maturity if their term to maturity from the date of purchase when acquired by the Fund was more than 60 days, unless this is determined by the Board not to represent fair value Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.


IBT will obtain all market quotations used in valuing securities and other investments and currency exchange rates as described above from the approved Pricing Services. If no quotation can be obtained from a Pricing Service, then the Adviser will attempt to obtain a quotation from an alternative source following procedures approved by the Board. If the Adviser is unable to obtain a quotation from such an alternative source, or if the Adviser doubts the accuracy of any quotation, the security will be valued by the Valuation Committee.

All other securities and other assets of the Fund will be valued at their fair value as determined in good faith by the Board of Trustees or the Valuation Committee.

The closing prices of domestic or foreign securities may not reflect their market values at the time the Fund calculates its NAV if an event that will materially affect the value of those securities (a "Significant Event") has occurred since the closing prices were established on the domestic or foreign exchange or market, but before the Fund's NAV calculation. The Adviser monitors developments in the marketplace for circumstances, which may present a Significant Event. If the Adviser determines that a Significant Event has occurred, then the Valuation Committee will determine the fair value of the security following procedures approved by the board. Similarly, if trading in a security is halted during the trading day, and does not resume prior to the closing of the exchange or other market, the fair value of the security must be determined. Examples of Significant Events include: events that relate to a single issuer or to an entire market sector; significant fluctuations in domestic or foreign markets or other financial indicators; and occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.


The Board has delegated to the Valuation Committee the determination of the fair value of securities without readily ascertainable market values. The Board has adopted specific guidelines regarding the good faith valuation of securities and retains responsibility for the valuation methods adopted and applied. The Valuation Committee meets as necessary and is comprised of Mr. Matthews, certain officers of the Trust and various investment and accounting personnel appointed to the committee by the Board of Trustees.

IN-KIND PURCHASES


Shares of the Funds are normally issued for cash only. The Adviser in its discretion may permit investors to purchase shares "in-kind" through a transfer of readily marketable securities to a Fund as payment for the shares. In-kind purchases are accepted only when the securities being acquired: are consistent with the investment objectives and policies of the acquiring Fund; are acquired for investment purposes and not for resale; are not restricted as to transfer either by law or market liquidity; and can be readily valued (e.g., are listed on a recognized exchange).


LIMITATIONS ON REDEMPTIONS

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the New York Stock Exchange, Inc. (NYSE) is closed, other than customary weekend and holiday closings, or during which trading on the NYSE is restricted, or during which (as determined by the SEC) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such other periods as the SEC may permit.

If the Board of Trustees determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property. If a redemption is paid wholly or partly in securities or other property, a shareholder would incur transaction costs in disposing of the redemption proceeds.

              ADDITIONAL INFORMATION CONCERNING EXCHANGE PRIVILEGE


Shares of the Fund may be exchanged for the same class of shares of another Fund of the Trust. The exchange privilege enables shareholders to acquire shares in a Fund with different investment objectives when they believe that a shift between Funds is an appropriate investment decision. This privilege is available to all shareholders resident in any jurisdiction in which Fund shares being acquired may be legally sold. Prior to any exchange, the shareholder should obtain and review a copy of the current Prospectus of the Funds.

Shareholders may exchange their shares on the basis of relative net asset value at the time of exchange. No exchange fee is charged for this privilege, provided that the registration remains identical. However, a redemption fee of 2.00% the amount exchanged will apply to shares of the Fund exchanged within 90 days of their date of purchase. Due to certain economies involved, the Fund may waive the redemption fee for accounts opened pursuant to certain "black box programs" or disciplined asset allocation platforms that a financial institution has put in place where the investment decisions are made at the firm level. To qualify for the waiver, "black-box" and asset allocation accounts must be pre-approved by the Fund's Distributor and reasonably believed not to engage in market timing activities. Certain tax-advantaged retirement plans may also be subject to the waiver. . The Fund may terminate or modify the terms of the redemption fee waiver at any time. Please consult your investment advisor concerning the availability of the redemption waiver before purchasing shares.

o    Market Timing

The Fund does not permit market timing. The Fund may restrict or refuse purchase orders and exchanges by market timers identified by the Fund or its agents. Market timing is defined as effecting frequent trades into or out of a fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser to invest assets, in an orderly, long term manner, which in turn, may adversely impact the performance of the Fund.

o The Fund attempts to identify investors who appear to engage in market timing and to take reasonable steps to deter such activity. Nevertheless, the Fund cannot always identify or reasonably detect market timing activity. The nature of the efforts undertaken and the resulting action by the Fund, depends, among other things, on the type of shareholder account. It is difficult for the Fund to detect market timing activity in omnibus accounts registered in the name of a financial intermediary or plan sponsor. If market timing is detected in an omnibus account, the Fund may request that the intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. Rejection of future purchases by a retirement plan because of market timing activity by one or more plan participants is likely to impose adverse consequences on the plan and on other participants who did not engage in market timing. To avoid these consequences, for retirement plans, the Fund generally will communicate with the intermediary or plan sponsor and request that the intermediary or plan sponsor take action to cause the market timing activity by that participant or participants to cease. If market timing activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

The identification of market timing involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Fund seeks to discourage market timing (through the use of redemption fees, for example) cannot eliminate the possibility that market timing activity in the Fund will occur.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value; the proceeds are immediately invested, at the price as determined above, in shares of the Fund being acquired. The Trust reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after notice to shareholders.


                     ADDITIONAL INFORMATION CONCERNING TAXES

The Fund has qualified, and intends to qualify each year, as a "regulated investment company" under the Code. Provided that the Fund (a) is a regulated investment company and (b) distributes to its shareholders at least 90% of the sum of its investment company taxable income and net realized short-term capital gains, the Fund will not be subject to federal income tax to the extent its entire investment company taxable income and its entire net realized long-term and short-term capital gains are distributed to its shareholders.

The Fund is subject to a 4% nondeductible excise tax to the extent that it fails to distribute to its shareholders during each calendar year an amount equal to at least the sum of (a) 98% of its taxable ordinary investment income (excluding long-term and short-term capital gain income) for the calendar year; plus (b) 98% of its capital gain net income for the one year period ending on October 31 of such calendar year; plus (c) 100% of its ordinary investment income or capital gain net income from the preceding calendar year which was neither distributed to shareholders nor taxed to the Fund during such year. The Fund intends to distribute to shareholders each year an amount sufficient to avoid the imposition of such excise tax.

Any dividend declared by the Fund in October, November or December as of a record date in such a month and paid the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the year in which it is declared. The Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes, respectively. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

If the Fund acquires any equity interest in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), that Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may ameliorate these adverse tax consequences, but any such election could require the applicable Fund to recognize taxable income or gain, subject to tax distribution requirements, without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases.

Investments in debt obligations that are at risk of default may present special tax issues. Tax rules may not be entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and any other issues will be addressed by the Fund, in the event that it invests in such securities, to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to federal income or excise tax.

Net realized long-term capital gains will be distributed as described in the Prospectus. Such distributions (capital gain dividends), if any, will be taxable to a shareholder as long-term capital gains, regardless of how long a shareholder has held shares. If, however, a shareholder receives a capital gain dividend with respect to any share and if such share is held by the shareholder for six months or less, then any loss on the sale or redemption of such share that is less than or equal to the amount of the capital gain dividend will be treated as a long-term capital loss.


If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to backup withholding, then the shareholder may be subject to a "backup withholding tax" with respect to (a) dividends and distributions and (b) the proceeds of any redemptions of Fund shares. An individual's taxpayer identification number is his or her social security number. The "backup withholding tax" is not an additional tax and may be credited against a taxpayer's regular federal income tax liability. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 28% for amounts paid through 2010. This legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.


Any gain or loss realized by a shareholder upon the sale or other disposition of any class of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.


Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers or to foreign shareholders. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Funds that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from income derived from interest on bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which the Funds invest do not pay significant dividends on their stock, the Funds may not derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.



The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.



                              INDEPENDENT AUDITORS

[_______], serves as independent auditors of the Trust and performs annual audits of the Fund's financial statements.


                                     COUNSEL

Paul, Weiss, Rifkind, Wharton & Garrison serves as counsel for the Trust.

                              FINANCIAL STATEMENTS

There are no Financial Statements for the Fund since it has not yet commenced operations.

                      APPENDIX A -- DESCRIPTION OF RATINGS

COMMERCIAL PAPER RATINGS

Standard and Poor's Ratings Group Commercial Paper Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from "A-1" for the highest quality obligations to "D" for the lowest.

A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2  -  Capacity  for  timely  payment  on  issues  with  this   designation  is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

Moody's Investors Service's Commercial Paper Ratings

Prime-1 - Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 - Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

CORPORATE BOND RATINGS

The following summarizes the ratings used by S&P for corporate bonds:

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA -- Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong and differs from AAA issues only in small degree.

     A -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC and C -- Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions

     CI - Bonds rated "CI" are income bonds on which no interest is being paid.

     To provide more detailed indications of credit quality, the ratings set forth above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The following summarizes the ratings used by Moody's for corporate bonds:

     Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds that are rated "Baa" are considered to be medium grade obligations, that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and may have speculative characteristics as well.

     Ba -- Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Ca -- Bonds that are rated "Ca" represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to the bonds rated "Aa" through "B." The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

APPENDIX B
ISS PROXY VOTING
GUIDELINES
SUMMARY

The following is a condensed version of all proxy voting recommendations contained in The ISS Proxy Voting Manual.

1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS

Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

Vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     o An auditor has a financial interest in or association with the company, and is therefore not independent

     o    Fees for non-audit services are excessive, or

     o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

Vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

     o Attend less than 75 percent of the board and committee meetingswithout a valid excuse

     o    Implement or renew a dead-hand or modified dead-hand poison pill

     o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

     o Failed to act on takeover offers where the majority of the shareholders tendered their shares

     o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

     o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

     o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

Vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE

Vote FOR proposals seeking to fix the board size or designate a range for the board size. Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

Vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

     o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

     o    Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

Vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

Vote AGAINST proposals that provide that directors may be removed only for cause.

Vote FOR proposals to restore shareholder ability to remove directors with or without cause.

Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

          o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

          o    Majority of independent directors on board

          o    All-independent key committees

          o    Committee chairpersons nominated by the independent directors

          o CEO performance reviewed annually by a committee of outside directors

          o    Established governance guidelines

          o    Company performance.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS

Vote AGAINST shareholder proposals to limit the tenure of outside directors.

3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

          o Long-term financial performance of the target company relative to its industry; management's track record

          o    Background to the proxy contest

          o    Qualifications of director nominees (both slates)

          o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

4. ANTITAKEOVER DEFENSES

AND VOTING RELATED ISSUES ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.

Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

     o    Purchase price

     o    Fairness opinion

     o    Financial and strategic benefits

     o    How the deal was negotiated

     o    Conflicts of interest

     o    Other alternatives for the business

     o    Noncompletion risk.

ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Impact on the balance sheet/working capital

     o    Potential elimination of diseconomies

     o    Anticipated financial and operating benefits

     o    Anticipated use of funds

     o    Value received for the asset

     o    Fairness opinion

     o    How the deal was negotiated

     o    Conflicts of interest.

BUNDLED PROPOSALS

Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

     o    Dilution to existing shareholders' position

     o    Terms of the offer

     o    Financial issues

     o    Management's efforts to pursue other alternatives

     o    Control issues

     o    Conflicts of interest.

Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

     o    The reasons for the change

     o    Any financial or tax benefits

     o    Regulatory benefits

     o    Increases in capital structure

     o    Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

     o Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

     o    Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

Vote going private
transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation. Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION

Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

     o Prospects of the combined company, anticipated financial and operating benefits

     o    Offer price

     o    Fairness opinion

     o    How the deal was negotiated

     o    Changes in corporate governance

     o    Change in the capital structure

     o    Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BYCASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

     o    Tax and regulatory advantages

     o    Planned use of the sale proceeds

     o    Valuation of spinoff

     o    Fairness opinion

     o    Benefits to the parent company

     o    Conflicts of interest

     o    Managerial incentives

     o    Corporate governance changes

     o    Canges in the capital structure.

VALUE MAXIMIZATION PROPOSALS

Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

Vote AGAINST proposals to amend the charter to include control share acquisition provisions.

Vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

Vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

Vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

Vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

Vote FOR management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     o It is intended for financing purposes with minimal or no dilution to current shareholders

     o It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

Vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

Vote FOR management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.

SHARE REPURCHASE PROGRAMS

Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder ealth that may be transferred from the company to executives, adjusted for:

     o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

     o    Cash compensation, and

     o    Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. ISS will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

Vote FOR plans which provide a dollar-for-dollar cash for stock exchange. Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

Vote AGAINST retirement plans for nonemployee directors.

Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns o Rationale for the repricing

     o    Value-for-value exchange

     o    Option vesting

     o    Term of the option

     o    Exercise price

     o    Participation.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

     o    Purchase price is at least 85 percent of fair market value

     o    Offering period is 27 months or less, and

     o    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the following apply:

     o    Purchase price is less than 85 percent of fair market value, or

     o    Offering period is greater than 27 months, or

     o    VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of
Section 162(m) should be considered on a CASE-BYCASE basis using a proprietary, quantitative model developed by ISS.
Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

Vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
Vote FOR shareholder proposals to put option repricings to a shareholder vote. Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

Vote CASE-BY-CASE on shareholder proposals advocating the use of performancebased stock options (indexed, premium-priced, and performance-vested options), taking into account:

o    Whether the proposal mandates that ALL awards be performance-based

o Whether the proposal extends beyond executive awards to those of lower-ranking employees

o Whether the company's stock-based compensation plans meet ISS's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES

Vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

     o The parachute should be less attractive than an ongoing employment opportunity with the firm

     o    The triggering mechanism should be beyond the control of management

     o The amount should not exceed three times base salary plus guaranteed benefits

 9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY ANIMAL RIGHTS

Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

o The availability and feasibility of alternatives to animal testing to ensure product safety, and

o    The degree that competitors are using animal-free testing.

Generally vote FOR proposals seeking a report on the company's animal welfare standards unless:

o The company has already published a set of animal welfare standards and monitors compliance

o The company's standards are comparable to or better than those of peer firms, and

o There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

o    Whether the proposal focuses on a specific drug and region

o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

o    Whether the company already limits price increases of its products

o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

o    The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

Vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

o    The costs and feasibility of labeling and/or phasing out

o The nature of the company's business and the proportion of it affected by the proposal

o The proportion of company sales in markets requiring labeling or GMO-free products

o    The extent that peer companies label or have eliminated GMOs

o Competitive benefits, such as expected increases in consumer demand for the company's products

o The risks of misleading consumers without federally mandated, standardized labeling

o    Alternatives to labeling employed by the company.

Vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

Vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

Vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

o    The extent that peer companies have eliminated GMOs

o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

Vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

Vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

o Whether the company has adequately disclosed the financial risks of its subprime business

o Whether the company has been subject to violations of lending laws or serious lending controversies

o    Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

o    Whether the company complies with all local ordinances and regulations

o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

o    The risk of any health-related liabilities.

Advertising to youth:

o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

o    Whether the company has gone as far as peers in restricting advertising

o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

o    Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

o    The percentage of the company's business affected

o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

o    The percentage of the company's business affected

o    The feasibility of a spinoff

o    Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

Vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

o    Whether there are publicly available environmental impact reports;

o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

o    The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

o Environmentally conscious practices of peer companies, including endorsement of CERES

o    Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

o    The company's level of disclosure lags that of its competitors, or

o The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

o    The nature of the company's business and the percentage affected


o    The extent that peer companies are recycling

o    The timetable prescribed by the proposal

o    The costs and methods of implementation

o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

Vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

o    The nature of the company's business and the percentage affected

o The extent that peer companies are switching from fossil fuels to cleaner sources

o    The timetable and specific action prescribed by the proposal

o The costs of implementation o The company's initiatives to address climate change

Generally vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

o    The relevance of the issue to be linked to pay

o The degree that social performance is already included in the company's pay structure and disclosed

o    The degree that social performance is used by peer companies in setting pay

o Violations or complaints filed against the company relating to the particular social performance measure

o Artificial limits sought by the proposal, such as freezing or capping executive pay

o    Independence of the compensation committee

o    Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

o The company is in compliance with laws governing corporate political activities, and

o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS CHINA PRINCIPLES

Vote AGAINST proposals to implement the China Principles unless:

o There are serious controversies surrounding the company's China operations, and

o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

Vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

o    The nature and amount of company business in that country

o    The company's workplace code of conduct

o    Proprietary and confidential information involved

o    Company compliance with U.S. regulations on investing in the country

o    Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

o    Agreements with foreign suppliers to meet certain workplace standards

o    Whether company and vendor facilities are monitored and how

o    Company participation in fair labor organizations

o    Type of business

o    Proportion of business conducted overseas

o    Countries of operation with known human rights abuses

o Whether the company has been recently involved in significant labor and human rights controversies or violations

o    Peer company standards and practices

o    Union presence in company's international factories

Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

o The company does not operate in countries with significant human rights violations

o    The company has no recent human rights controversies or violations, or

o The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

o    Company compliance with or violations of the Fair Employment Act of 1989

o Company antidiscrimination policies that already exceed the legal requirements

o    The cost and feasibility of adopting all nine principles

o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

o    The potential for charges of reverse discrimination

o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

o    The level of the company's investment in Northern Ireland

o    The number of company employees in Northern Ireland

o    The degree that industry peers have adopted the MacBride Principles

o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

o    Whether the company has in the past manufactured landmine components

o    Whether the company's peers have renounced future production

Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

o    What weapons classifications the proponent views as cluster bombs

o Whether the company currently or in the past has manufactured cluster bombs or their components

o    The percentage of revenue derived from cluster bomb manufacture

o    Whether the company's peers have renounced future production

NUCLEAR WEAPONS

Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally vote FOR reports on a company's involvement in spaced-based weaponization unless:

o    The information is already publicly available or

o    The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally vote FOR reports on the company's efforts to diversify the board, unless:

o The board composition is reasonably inclusive in relation to companies of similar size and business or

o The board already reports on its nominating procedures and diversity initiatives.

Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

o    The degree of board diversity

o    Comparison with peer companies

o    Established process for improving board diversity

o    Existence of independent nominating committee

o    Use of outside search firm

o    History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

o    The company has well-documented equal opportunity programs

o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o    The company has no recent EEO-related violations or litigation.

Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

o    The composition of senior management and the board is fairly inclusive

o The company has well-documented programs addressing diversity initiatives and leadership development

o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

o The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

Vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

o Whether the company's EEO policy is already in compliance with federal, state and local laws


o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

o    The industry norm for including sexual orientation in EEO statements

o Existing policies in place to prevent workplace discrimination based on sexual orientation

Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

Vote to elect directors on a CASE-BY-CASE basis, considering the following factors:

     o    Board structure

     o    Director independence and qualifications

     o    Attendance at board and committee meetings.

Votes should be withheld from directors who:

     o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

     o Ignore a shareholder proposal that is approved by a majority of shares outstanding

     o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

     o Are interested directors and sit on the audit or nominating committee, or

     o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND

Vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

     o    Past performance as a closed-end fund

     o    Market in which the fund invests

     o    Masures taken by the board to address the discount

     o    Past shareholder activism, board activity

     o    Votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Past performance relative to its peers

     o    Market in which fund invests

     o    Measures taken by the board to address the issues

     o Past shareholder activism, board activity, and votes on related proposals

     o    Strategy of the incumbents versus the dissidents

     o    Independence of directors

     o    Experience and skills of director candidates

     o    Governance profile of the company

     o    Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Proposed and current fee schedules

     o    Fund category/investment objective

     o    Performance benchmarks

     o    Share price performance compared to peers

     o    Resulting fees relative to peers

     o    Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES

Vote FOR the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Stated specific financing purpose

     o    Possible dilution for common shares

     o    Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Potential competitiveness

     o    Regulatory developments

     o    Current and potential returns

     o    Current and potential risk.

Generally vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

     o    The fund's target investments

     o    The reasons given by the fund for the change

     o    The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

Vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    Political/economic changes in the target market

     o    Consolidation in the target market

     o    Current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION

Votes on changes in a fund's subclassification should be determined on a CASE-BYCASE basis, considering the following factors:

     o    Potential competitiveness

     o    Current and potential returns

     o    Risk of concentration

     o    Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     o    Strategies employed to salvage the company

     o    The fund's past performance

     o    Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

     o    The degree of change implied by the proposal

     o    The efficiencies that could result

     o    The state of incorporation

     o    Regulatory standards and implications.

Vote AGAINST any of the following changes:

     o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

     o Removal of shareholder approval requirement for amendments to the new declaration of trust

     o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

     o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

     o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

     o Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE

Vote reincorporations on a CASE-BY-CASE basis, considering the following factors:

     o    Regulations of both states

     o    Required fundamental policies of both states

     o    Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

Vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

Vote these proposals on a CASE-BY-CASE basis, considering the following factors:

     o    Fees charged to comparably sized funds with similar objectives

     o    The proposed distributor's reputation and past performance

     o    The competitiveness of the fund in the industry

     o    Terms of the agreement.

MASTER-FEEDER STRUCTURE

Vote FOR the establishment of a master-feeder structure.

MERGERS

Vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

     o    Resulting fee structure

     o    Performance of both funds

     o    Continuity of management personnel

     o Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a CASE-BY-CASE basis, considering the following factors:

     o    Performance of the fund's NAV

     o    The fund's history of shareholder relations

     o    The performance of other funds under the advisor's management.

                                     PART C

                                OTHER INFORMATION

Item 23.        Exhibits

        (a) Registrant's Master Trust Agreement dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a1) Amendment No. 1 to Master Trust Agreement dated June 22, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a2) Amendment No. 2 to Master Trust Agreement dated September 16, 1993, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a3) Amendment No. 3 to Master Trust Agreement dated January 26, 1995, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (a4) Amendment No. 4 to Master Trust Agreement dated July 1, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via Edgar on December 30, 1998.

        (a5) Amendment No. 5 to Master Trust Agreement dated October 16, 2002, is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via Edgar on February 28, 2003.

        (a6) Amendment No. 6 to Master Trust Agreement dated March 18, 2003, is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.


        (a7) Amendment No. 7 to Master Trust Agreement dated January 7, 2004, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via Edgar on February 27, 2004.

        (a8) Amendment No. 8 to Master Trust Agreement dated February 25, 2004, is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via Edgar on February 27, 2004.


        (b) Registrant's By-Laws dated April 30, 1992, is incorporated by reference to Post-Effective Amendment No. 6 as filed with the SEC via EDGAR on December 29, 1995.

        (b1) Amended and Restated By-Laws dated March 11, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

        (b2) Second Amended and Restated By-Laws dated March 5, 2003, is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

        (c) Not applicable.


        (d) Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc. dated October 2, 2002, is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via Edgar on February 28, 2003.

        (d1) Amended Exhibit A to the Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc. dated October 2, 2002, is incorporated by reference to Amendment No. 23 as filed with the SEC via Edgar on April 1, 2003.

        (d2) Form of Investment Advisory Agreement between the Registrant and Julius Baer Investment Management Inc., on behalf of the Julius Baer Global Opportunistic Equity Fund, is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via Edgar on August 16, 2002.


        (e) Distribution Agreement between the Registrant and Unified Management Corporation on behalf of the Julius Baer Global Income Fund and the Julius Baer International Equity Fund dated December 9, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.

        (e1) Amendment to Exhibit A of the Distribution Agreement between the Registrant and Unified Management

        Corporation on behalf of the Julius Baer Global Income Fund and the Julius Baer International Equity Fund dated December 9, 1998, is incorporated by reference to Post-Effective Amendment No. 11 as filed with the SEC via EDGAR on December 30, 1998.


        (e2) Amendment to Exhibit A of the Distribution Agreement between the Registrant and Unified Financial Securities, Inc. (formerly Unified Management Corporation) on behalf of the Julius Baer Global Income Fund, the Julius Baer International Equity Fund and the Julius Baer Global High Yield Bond Fund, dated October 2, 2002, is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

        (e3) Form of Distribution Agreement with respect to Julius Baer Global Opportunistic Fund (to be filed by Amendment).


        (f) Not applicable.

        (g) Custodian Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (g1) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated January 1, 2003 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

        (g2) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated March 28, 2003 is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

        (g3) Amendment to the Custodian Agreement between the Registrant and Investors Bank & Trust Company dated September 24, 2003 is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

        (h) Transfer Agent Agreement between the Registrant and Unified Advisers, Inc. dated March 28, 1994, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (h1) Administration Agreement between the Registrant and Investors Bank & Trust Company dated December 28, 1999 is incorporated by reference to Post-Effective Amendment No. 14 as filed with the SEC via EDGAR on January 31, 2000.

        (h1a) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company dated January 1, 2003 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.

        (h1b) Amendment to Administration Agreement between the Registrant and Investors Bank & Trust Company dated September 24, 2003 is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.


        (h2) Automatic Investment Plan Application is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (h3) Securities Lending Agreement between Julius Baer International Equity Fund and Investors Bank & Trust Company is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

        (h4) Mutual Fund Services Agreement for Transfer Agency Services between the Registrant and Unified Fund Services, Inc. dated September 24, 2003 is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (i) Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 9 as filed with the SEC via EDGAR on February 19, 1998.
        (i2) Opinion of Counsel dated February 26, 2004 is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (j) Consent of Auditors dated February 27, 2004 is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.


        (k) Not applicable.

        (l) Purchase Agreement between the Registrant and Funds Distributor, Inc. on behalf of Julius Baer Global Income Fund, dated June 18, 1992, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.


        (m) Distribution Plan of Julius Baer Global Income Fund and Julius Baer International Fund, dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m1) Shareholder Services Plan of Julius Baer Global Income Fund (formerly BJB Global Income Fund) and Julius Baer International Equity Fund (formerly BJB International Equity Fund), dated October 4, 1993, is incorporated by reference to Post-Effective Amendment No. 10 as filed with the SEC via EDGAR on July 10, 1998.

        (m2) Distribution Plan of Julius Baer Global High Yield Bond Fund, dated October 2, 2003 is incorporated by reference to Post-Effective Amendment No. 22 as filed with the SEC via EDGAR on February 28, 2003.


        (m3) Shareholder Servicing Agreement of Julius Baer Global High Yield Bond Fund, dated October 2, 2003 is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (m4) Shareholder Services Plan on behalf of Julius Baer Investment Funds and Julius Baer Global High Yield Bond Fund, dated October 2, 2002 is incorporated by reference to Post-Effective Amendment No. 28 as filed with the SEC via EDGAR on February 27, 2004.

        (m5) Form of Shareholder Services Plan with respect to Julius Baer Global Opportunistic Equity Fund (to be filed by Amendment).

        (m6) Form of Distribution Plan with respect to Julius Baer Global Opportunistic Equity Fund (to be filed by Amendment).


        (n) Not applicable.

        (o) Not applicable.

        (p) Powers of Attorney by each of the Trustees of Julius Baer Investment Funds dated June 25, 2003 is incorporated by reference to Post-Effective Amendment No. 27 as filed with the SEC via Edgar on December 30, 2003.

        (q) Code of Ethics of Julius Baer Investment Funds and Julius Baer Investment Management Inc. is incorporated by reference to Post-Effective Amendment No. 16 as filed with the SEC via EDGAR on February 27, 2001.

Item 24.        Persons Controlled by or Under Common Control with Registrant

                None

Item 25.        Indemnification

The Trust is a Massachusetts business trust. As a Massachusetts business trust, the Trust's operations are governed by a Master Trust Agreement (Declaration of Trust). The Declaration of Trust provides that persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Sub-Trust with which such person dealt for the payment of such credit, contract or claim and that neither the shareholders of any Sub-Trust nor the Trustees nor any of the officers, employees or agents of the Trust, nor any other Sub-Trust of the Trust shall be personally liable for such credit, contract or claim. The Trust indemnifies each of the Trustees and officers and other persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, against all liabilities and expenses incurred in connection with the defense or disposition of any action, suit or other proceeding before any court or administrative or legislative body in which such person may be involved as a party or with which such person may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter in which such person did not act in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office. The Declaration of Trust further provides that a Trustee shall not be liable for errors of judgment or mistakes of fact or law, for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, or for any act or omission of any other Trustee. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice. The Trustees, when acting in good faith in discharging their duties, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees. However, nothing in the Declaration of Trust protects any Trustee or officer against any liability to the Trust or its shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.



Item 26.        Business and Other Connections of Investment Adviser and
                Servicing Agent

The list required by this Item 26 of Directors and Officers of the Adviser are incorporated by reference to Schedules A and D to the Adviser's Form ADV filed pursuant to the Investment Adviser's Act of 1940 (Sec File No: 18766).

Item 27.        Principal Underwriter.

               (a) Unified Financial Securities, Inc. (the "Unified") acts as principal underwriter for the Registrant. Additionally, Unified is the as principal underwriter for the following investment companies:


               Access Variable Insurance Trust
               Ancora Funds
               AmeriPrime Advisors Trust
               AmeriPrime Funds
               CCMI Funds
               Lindbergh funds
               Milestone Funds
               Runkel Funds
               Sparrow Funds
               Tanaka Funds
               TrendStar Investment Trust
               Unified Series Trust


Unified Financial Securities, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Unified Financial Securities, Inc. is located at 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806.

               (b) The following is a list of the executive officers, directors and partners of Unified Financial Securities, Inc.

            Name and Principal                    Positions and Offices with               Positions and Officers
            Business Address                      Principal Underwriter                    With Fund
            ----------------                      ---------------------                    ---------
     Lynn E. Wood                             Director, Chairman and Chief                 None
     431 North Pennsylvania Street            Compliance Officer
     Indianapolis, IN 46204

     Stephen D. Highsmith, Jr.                President, Chief Executive Officer,          None
     431 North Pennsylvania Street            Secretary and Director
     Indianapolis, IN 46204

     Thomas G. Napurano                       Executive Vice President and Chief           None
     431 North Pennsylvania Street            Financial Officer
     Indianapolis, IN 46204





               (c) Not applicable

Item  28.       Location of Accounts and Records

                      (1)  Julius Baer Investment Funds

                           c/o Bank Julius Baer & Co., Ltd., New York Branch 330 Madison Avenue
                           New York, New York  10017

                      (2)  Investors Bank & Trust Company
                           200 Clarendon Street Boston,
                           Massachusetts 02116 (records
                           relating to its functions as
                           administrator and custodian)

                      (3)  Unified Financial Securities,
                           Inc. 431 North Pennsylvania
                           Street Indianapolis, Indiana
                           46204-1806 (records relating to
                           its functions as distributor)

                      (4)  Unified Fund Securities, Inc.
                           431 North Pennsylvania Street
                           Indianapolis, Indiana 46204-1897
                           (records relating to its functions as transfer agent)

                      (5)  Julius Baer Investment Management
                           Inc. 330 Madison Avenue New York,
                           New York 10017 (records relating
                           to its functions as investment
                           adviser as of January 1, 2001)

Item 29.        Management Services

                Not applicable.

Item 30.        Undertakings

                Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on April 15, 2004.


                          JULIUS BAER INVESTMENT FUNDS
                                (Registrant)

                            By: /s/ MICHAEL K. QUAIN
                                ----------------------
                                Michael K. Quain
                            President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                                Date
---------                      -----                                ----

/s/ MICHAEL K. QUAIN           President and Chief Executive      April 15, 2004
---------------------          Officer
Michael K. Quain

/s/ CRAIG M. GIUNTA            Secretary, Treasurer and Chief     April 15, 2004
---------------------          Financial Officer
Craig M. Giunta

/s/ BERNARD SPILKO*            Trustee                            April 15, 2004
---------------------
Bernard Spilko

/s/ HARVEY B. KAPLAN*          Trustee                            April 15, 2004
---------------------
Harvey B. Kaplan

/s/ ROBERT S. MATTHEWS*         Trustee                           April 15, 2004
---------------------
Robert S. Matthews

/s/ GERARD J.M. VLAK*          Trustee                            April 15, 2004
---------------------
Gerard J.M. Vlak

/s/ MARTIN VOGEL*              Trustee                            April 15, 2004
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Martin Vogel

/s/ PETER WOLFRAM*             Trustee                            April 15, 2004
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Peter Wolfram

*By /s/ CYNTHIA J. SURPRISE
    -----------------------
       Cynthia J. Surprise
       (As Attorney-in-Fact pursuant
       to Powers of Attorney)